UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations — 31.4%
Asset-Backed
Adirondack Ltd.
$196,000,000	4.69%	05/12/2006	$194,953,088
Amstel Funding Corp.
190,000,000	4.44	04/05/2006	189,906,267
68,800,000	4.45	04/10/2006	68,723,460
61,973,000	4.73	05/30/2006	61,492,589
41,039,000	4.73	05/31/2006	40,715,476
100,000,000	4.84	06/15/2006	98,991,667
Atlantic Asset Securitization Corp.
43,353,000	4.69	05/08/2006	43,144,026
Atlantis One Funding Corp.
196,500,000	4.50	04/17/2006	196,107,000
118,000,000	4.62	05/09/2006	117,424,553
100,000,000	4.65	05/10/2006	99,496,250
Barton Capital Corp.
117,882,000	4.69	05/08/2006	117,313,776
Cafco LLC
245,000,000	4.70	05/09/2006	243,784,528
200,000,000	4.62	05/10/2006	198,999,000
100,000,000	4.67	05/18/2006	99,390,958
Cancara Asset Securitization Ltd.
66,277,000	4.78	05/10/2006	65,933,796
CC USA, Inc.
47,000,000	4.70	05/10/2006	46,760,692
Chariot Funding LLC
100,000,000	4.71	04/17/2006	99,790,667
62,005,000	4.50	04/18/2006	61,873,239
35,930,000	4.74	04/19/2006	35,844,846
75,360,000	4.74	04/26/2006	75,111,940
Citibank Credit Card Issuance Trust (Dakota Corp.)
185,000,000	4.68	05/02/2006	184,254,450
Compass Securitization LLC
50,000,000	4.83	06/15/2006	49,496,875
Concord Minutemen Capital Co. LLC
62,044,000	4.71	04/20/2006	61,889,769
98,000,000	4.67	05/16/2006	97,427,925
102,992,000	4.83	06/16/2006	101,941,825
CRC Funding LLC
50,000,000	4.68	05/02/2006	49,798,500
100,000,000	4.70	05/05/2006	99,556,111
100,000,000	4.68	05/10/2006	99,493,000
100,000,000	4.62	05/11/2006	99,486,667
170,000,000	4.66	05/15/2006	169,031,755
80,000,000	4.66	05/17/2006	79,524,156
100,000,000	4.87	06/22/2006	98,890,722
Crown Point Capital Co. LLC
100,000,000	4.67	05/16/2006	99,416,250
Curzon Funding LLC
100,000,000	4.46	04/11/2006	99,876,111
50,000,000	4.72	05/08/2006	49,757,444
54,000,000	4.79	05/09/2006	53,726,970
60,000,000	4.72	05/12/2006	59,677,467
Davis Square Funding IV (Delaware) Corp.
93,000,000	4.59	04/03/2006	92,976,285

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Asset-Backed (continued)
Davis Square Funding V (Delaware) Corp.
$195,000,000	4.59%	04/03/2006	$194,950,275
Davis Square Funding VI (Delaware) Corp.
115,000,000	4.93	06/27/2006	113,629,871
Falcon Asset Securitization Corp.
65,492,000	4.70	05/09/2006	65,167,087
FCAR Owner Trust Series II
125,000,000	4.63	04/10/2006	124,855,312
200,000,000	4.76	04/19/2006	199,524,000
Fountain Square Commercial Funding Corp.
58,584,000	4.45	04/06/2006	58,547,792
52,000,000	4.45	04/07/2006	51,961,433
66,568,000	4.71	04/20/2006	66,402,523
59,932,000	4.71	05/10/2006	59,626,197
G Street Finance (Delaware) Corp.
140,000,000	4.86	06/15/2006	138,582,500
Galleon Capital LLC
100,000,000	4.76	04/12/2006	99,854,556
Gemini Securitization Corp.
50,000,000	4.68	05/10/2006	49,746,500
George Street Finance LLC
49,518,000	4.79	04/21/2006	49,386,227
Govco, Inc.
100,000,000	4.64	05/11/2006	99,484,444
45,000,000	4.66	05/15/2006	44,743,975
50,000,000	4.66	05/17/2006	49,702,278
Grampian Funding Ltd.
158,000,000	4.50	04/19/2006	157,644,500
76,750,000	4.71	05/02/2006	76,438,715
Jupiter Securitization Corp.
90,000,000	4.46	04/10/2006	89,899,762
204,382,000	4.62	05/10/2006	203,359,068
Landale Funding Ltd.
125,000,000	4.71	04/18/2006	124,721,979
100,000,000	4.67	05/15/2006	99,429,222
Nieuw Amsterdam Receivables Corp.
69,519,000	4.73	04/20/2006	69,345,453
65,121,000	4.75	04/27/2006	64,897,599
North Sea Funding LLC
43,725,000	4.72	04/18/2006	43,627,542
Park Granada LLC
100,000,000	4.74	04/19/2006	99,763,000
145,000,000	4.69	05/01/2006	144,433,292
232,000,000	4.71	05/08/2006	230,876,927
34,000,000	4.75	05/09/2006	33,829,528
Preferred Receivables Funding Corp.
125,482,000	4.63	05/10/2006	124,852,603
Ranger Funding Co. LLC
100,000,000	4.73	05/02/2006	99,592,694
150,000,000	4.77	05/08/2006	149,264,625
Scaldis Capital LLC
89,666,000	4.66	05/16/2006	89,143,696
75,674,000	4.83	06/15/2006	74,912,530

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Asset-Backed (continued)
Sierra Madre Funding Ltd.
$195,000,000	4.59%	04/03/2006	$194,950,275
Thames Asset Global Securitization
98,808,000	4.44	04/07/2006	98,734,882
46,103,000	4.50	04/18/2006	46,005,031
113,559,000	4.73	04/20/2006	113,275,513
Three Pillars Funding Corp.
63,098,000	4.58	04/03/2006	63,081,945
151,876,000	4.78	04/26/2006	151,371,856
Ticonderoga Funding LLC
125,000,000	4.79	04/11/2006	124,833,681
130,575,000	4.75	04/24/2006	130,178,741
70,282,000	4.78	04/28/2006	70,030,039
Variable Funding Capital Corp.
50,310,000	4.77	04/25/2006	50,150,014
Business Credit Institution
General Electric Capital Corp.
195,000,000	4.70	05/10/2006	194,007,125
Commercial Banks
Bank of America Corp.
125,000,000	4.70	05/09/2006	124,379,597
Financial Services
Solitaire Funding LLC
121,557,000	4.88	04/03/2006	121,524,044
100,000,000	4.76	04/21/2006	99,735,556
Security and Commodity Brokers, Dealers and Services
Bear Stearns & Cos., Inc.
270,000,000	4.83	04/03/2006	269,927,550

Total Commercial Paper and Corporate Obligations			$9,096,363,654

Bank Notes — 1.6%
Bank of America Corp.
$226,100,000	4.22%	08/30/2006	$226,100,000
National City Bank
134,000,000	4.79	01/16/2007	134,000,000
100,000,000	5.06	02/26/2007	100,000,000

Total Bank Notes			$460,100,000

Certificates of Deposit — 7.9%
Bank of New York
$147,000,000	3.70%	05/10/2006	$147,000,000
175,000,000	4.76	12/05/2006	175,000,000
Citigroup, Inc.
250,000,000	4.70	05/15/2006	250,000,000
Marshall & Ilsley Bank
96,000,000	3.77	06/19/2006	96,000,000
National City Bank
250,000,000	5.17	03/30/2007	250,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit (continued)
Suntrust Bank
$245,000,000	4.73%	11/27/2006	$245,000,000
Washington Mutual Bank
190,000,000	4.76	05/10/2006	190,000,000
Wells Fargo & Co.
123,000,000	4.08	07/31/2006	123,000,000
272,000,000	4.74	01/10/2007	272,000,000
98,000,000	4.78	01/24/2007	97,976,298
Wells Fargo Bank
250,000,000	4.80	12/27/2006	250,000,000
198,000,000	5.06	02/26/2007	198,000,000

Total Certificates of Deposit			$2,293,976,298

Master Demand Note — 1.3%
Bank of America Securities LLC
$365,000,000	4.95%	04/03/2006	$365,000,000

U.S. Government Agency Obligations(a) — 3.8%
Asset-Backed
FHLB
$250,000,000	4.52%	05/02/2006	$249,972,411
190,000,000	4.63	05/16/2006	189,984,793
FNMA
120,000,000	4.55	04/07/2006	119,962,037
350,000,000	4.67	05/22/2006	349,970,570
200,000,000	4.73	06/07/2006	199,935,462

Total U.S. Government Agency Obligations			$1,109,825,273

Variable Rate Obligations(a) — 25.6%
Allstate Life Global Funding II
$50,000,000	4.77%	04/18/2006	$50,000,000
70,000,000	4.81	04/18/2006	70,000,000
50,000,000	4.81	04/27/2006	50,000,000
American Express Bank FSB
100,000,000	4.65	04/10/2006	100,000,000
100,000,000	4.72	04/13/2006	100,008,000
American Express Centurion Bank
125,000,000	4.65	04/10/2006	125,000,000
100,000,000	4.80	04/24/2006	100,008,659
100,000,000	4.78	04/26/2006	100,000,000
American Express Credit Corp.
70,000,000	4.76	04/05/2006	70,000,000
100,000,000	4.65	04/10/2006	100,000,000
25,000,000	4.70	04/12/2006	25,003,369
Bank of America Corp.
250,000,000	4.75	04/24/2006	250,000,000
Bank of America NA
200,000,000	4.70	04/18/2006	200,000,000
Beta Finance, Inc.
120,000,000	4.64	04/10/2006	119,997,782
Cancara Asset Securitization Ltd.
300,000,000	4.70	04/17/2006	299,988,729

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
CC USA, Inc.
$29,000,000	4.77%	04/25/2006	$28,997,383
Crown Point Capital Co. LLC
200,000,000	4.83	06/08/2006	199,980,870
Dorada Finance, Inc.
25,000,000	4.76	04/24/2006	24,998,042
Eli Lilly Services, Inc.
75,000,000	4.60	04/03/2006	75,000,000
Fifth Third Bank
411,280,000	4.60	04/06/2006	411,246,743
General Electric Capital Corp.
225,000,000	4.62	04/05/2006	225,196,234
156,000,000	4.79	04/10/2006	156,000,000
150,000,000	4.92	06/30/2006	150,000,000
Hartford Life Insurance Co.(b)
100,000,000	4.76	04/03/2006	100,000,000
Merrill Lynch & Co., Inc.
145,000,000	4.72	04/04/2006	145,013,862
145,000,000	4.92	04/11/2006	145,216,287
100,000,000	4.73	04/18/2006	100,000,000
91,300,000	4.66	04/19/2006	91,341,237
110,000,000	4.82	04/21/2006	110,077,358
8,405,000	4.81	04/27/2006	8,414,241
113,000,000	5.13	06/19/2006	113,122,716
Metropolitan Life Global Funding I
85,000,000	4.89	04/28/2006	85,000,000
Monumental Life Insurance Co.(b)
175,000,000	4.78	05/01/2006	175,000,000
Morgan Stanley
100,000,000	4.94	04/03/2006	100,000,000
345,000,000	4.96	04/03/2006	345,000,000
25,000,000	4.72	04/04/2006	25,000,000
151,042,000	4.71	04/12/2006	151,223,786
150,000,000	4.89	04/27/2006	150,000,000
New York Life Insurance Co.(b)
50,000,000	4.59	05/01/2006	50,000,000
225,000,000	4.60	05/01/2006	225,000,000
25,000,000	4.98	07/01/2006	25,000,000
Pacific Life Insurance Co.
100,000,000	4.68	04/04/2006	100,000,000
50,000,000	4.74	04/13/2006	50,000,000
State Street Bank & Trust Co.
44,500,000	4.77	05/22/2006	44,508,094
100,000,000	4.81	06/01/2006	100,021,537
Suntrust Bank
195,000,000	4.64	04/10/2006	194,983,611
245,000,000	4.77	04/27/2006	245,000,000
Travelers Insurance Co.(b)
150,000,000	4.71	04/27/2006	150,000,000
Union Hamilton Special Funding LLC
155,000,000	4.97	06/28/2006	155,000,000
US Bank, N.A.
133,000,000	4.58	04/25/2006	132,990,793
50,000,000	4.66	04/28/2006	50,001,381
US Bank, NA
190,000,000	4.75	04/28/2006	189,980,613
Variable Funding Capital Corp.
190,000,000	4.58	04/03/2006	190,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
Wachovia Asset Securitization, Inc.(b)
$194,062,925	4.81%	04/25/2006	$194,062,925
Wachovia Bank NA
125,000,000	4.61	04/04/2006	125,000,000
30,000,000	4.85	06/01/2006	30,003,886
World Savings Bank FSB
300,000,000	4.67	04/10/2006	299,993,443

Total Variable Rate Obligations			$7,427,381,581

Time Deposits — 2.9%
Bank of America Corp.
$250,000,000	4.88%	04/03/2006	$250,000,000
Branch Banking & Trust Co.
130,000,000	4.82	04/03/2006	130,000,000
Branch Banking & Trust Co.
50,000,000	4.88	04/03/2006	50,000,000
State Street Time Deposit (Cayman Islands)
100,000,000	4.88	04/03/2006	100,000,000
US Bank, N.A.
300,000,000	4.81	04/03/2006	300,000,000

Total Time Deposits			$830,000,000

Total Investments Before Repurchase Agreement			$21,582,646,806

Repurchase Agreements -Unaffiliated Issuers(c) — 24.7%
Citigroup Global Markets, Inc.
$225,000,000	4.93%	04/03/2006	$225,000,000
Maturity Value: $225,092,438
Citigroup Global Markets, Inc.
225,000,000	4.97	04/03/2006	225,000,000
Maturity Value: $225,093,188
     Repurchase agreements issued by Citigroup Global Markets, Inc., with a total amortized cost of $450,000,000, are collateralized by various corporate issues, 0.00% to 8.87%, due 04/15/2008 to 11/15/2046. The aggregate market value of the collateral, including accrued interest, was $466,463,087.

Joint Repurchase Agreement Account I
316,300,000	4.51	04/03/2006	316,300,000
Maturity Value: $316,418,850
Joint Repurchase Agreement Account II
6,141,800,000	4.83	04/03/2006	6,141,800,000
Maturity Value: $6,144,273,098

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements -Unaffiliated Issuers(c) (continued)
UBS Securities LLC
$15,100,000	4.53%	04/03/2006	$15,100,000
Maturity Value: $15,105,700
Collateralized by U.S. Treasury Notes, 4.38%, due 02/15/2010. The aggregate market value of the collateral, including accrued interest, was $15,405,469.
UBS Securities LLC
250,000,000	4.83	04/03/2006	250,000,000
Maturity Value: $250,100,625
     Collateralized by Federal Home Loan Mortgage Corp., 0.00% to 10.50%, due 04/01/07 to 04/01/2036 and Federal National Mortgage Association, 0.00% to 8.50%, due 02/01/2007 to 02/01/2036. The aggregate market value of the collateral, including accrued interest, was $255,004,881.

Total Repurchase Agreements -Unaffiliated Issuers			$7,173,200,000

Repurchase Agreements-Affiliated Issuers(c) — 0.7%
Goldman, Sachs & Co.
$100,000,000	4.78%	04/03/2006	$100,000,000
Maturity Value: $100,039,833
Collateralized by Federal National Mortgage Association 6.00%, due 03/01/2021. The aggregate market value of the collateral, including accrued interest, was $103,000,000.
Goldman, Sachs & Co.
100,000,000	4.83	04/03/2006	100,000,000
Maturity Value: $100,040,250
Collateralized by Federal National Mortgage Association 5.00%, due 01/01/2036. The aggregate market value of the collateral, including accrued interest, was $103,000,000.

Total Repurchase Agreements-Affiliated Issuers			$200,000,000

Total Investments — 99.9%			$28,955,846,806

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either U.S. Treasury Bill, LIBOR, or Prime lending rate.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2006, these securities amounted to $919,062,925 or approximately 3.2% of net assets.

(c) Unless noted, all repurchase agreements were entered into on March 31, 2006.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is baed upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations: FHLB — Federal Home Loan Bank FNMA — Federal National Mortgage Association

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $316,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$1,300,000,000	4.50%	04/03/2006	$1,300,487,500

Banc of America Securities LLC	250,000,000	4.48	04/03/2006	250,093,333

Barclays Capital PLC	500,000,000	4.45	04/03/2006	500,185,417

Deutsche Bank Securities, Inc.	300,000,000	4.60	04/03/2006	300,115,000

J.P. Morgan Securities, Inc.	495,000,000	4.47	04/03/2006	495,184,387

Morgan Stanley & Co.	1,100,000,000	4.50	04/03/2006	1,100,412,500

UBS Securities LLC	700,000,000	4.58	04/03/2006	700,267,167

TOTAL	$4,645,000,000			$4,646,745,304

At March 31, 2006, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 06/8/2006 to 09/28/2006; U.S. Treasury Bonds 9.25% to 14.00%, due 01/15/2012 to 11/15/2014; U.S. Treasury Bonds Callable, 0.00%, due 11/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 05/15/2007; U.S. Treasury Notes, 2.00% to 7.00%, due 04/30/2006 to 11/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 3.00%, due 05/15/2006 to 02/15/2016. The aggregate market value of the collateral, including accrued interest, was $4,740,760,893.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $6,141,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

FINANCIAL SQUARE MONEY MARKET FUND

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations — 26.2%
Asset-Backed
Adirondack Corp.
$190,000,000	4.60%	04/05/2006	$189,902,889
Altius I Funding Corp.
190,000,000	4.59	04/25/2006	189,418,600
Amstel Funding Corp.
80,000,000	4.87	06/27/2006	79,058,467
Atlantic Asset Securitization Corp.
39,423,000	4.46	04/10/2006	39,379,043
30,342,000	4.83	06/15/2006	30,036,684
Austra Corp.
50,000,000	4.69	05/02/2006	49,798,285
Cafco LLC
50,000,000	4.70	05/04/2006	49,784,583
CC USA, Inc.
82,000,000	4.66	05/17/2006	81,511,736
Chariot Funding LLC
30,000,000	4.50	04/18/2006	29,936,250
45,868,000	4.74	04/21/2006	45,747,214
Compass Securitization LLC
50,000,000	4.83	06/15/2006	49,496,875
97,040,000	4.84	06/15/2006	96,061,513
Concord Minutemen Capital Co. LLC
35,000,000	4.83	06/16/2006	34,643,117
CRC Funding LLC
50,000,000	4.62	05/10/2006	49,749,750
30,000,000	4.66	05/15/2006	29,829,133
80,000,000	4.66	05/17/2006	79,524,156
Crown Point Capital Co. LLC
50,000,000	4.67	05/16/2006	49,708,125
Davis Square Funding III (Delaware) Corp.
180,000,000	4.70	04/28/2006	179,365,500
Davis Square Funding IV (Delaware) Corp.
90,000,000	4.59	04/03/2006	89,977,050
Davis Square Funding VI (Delaware) Corp.
85,000,000	4.93	06/27/2006	83,987,296
Falcon Asset Securitization Corp.
51,386,000	4.70	05/09/2006	51,131,068
FCAR Owner Trust Series II
68,000,000	4.76	04/19/2006	67,838,160
G Street Finance (Delaware) Corp.
58,000,000	4.86	06/15/2006	57,412,750
Galleon Capital LLC
50,000,000	4.76	04/12/2006	49,927,278
George Street Finance LLC
25,093,000	4.76	04/06/2006	25,076,411
50,000,000	4.49	04/12/2006	49,931,403
Grampian Funding Ltd.
39,000,000	4.50	04/19/2006	38,912,250
Jupiter Securitization Corp.
60,000,000	4.46	04/10/2006	59,933,175
Lake Constance Funding Ltd
77,000,000	4.73	04/18/2006	76,828,012
76,000,000	4.75	04/18/2006	75,829,528
Liberty Street Funding Corp.
22,000,000	4.76	04/24/2006	21,933,096

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Asset-Backed (continued)
Newport Funding Corp.
$50,000,000	4.68%	05/10/2006	$49,746,500
Nieuw Amsterdam Receivables Corp.
35,454,000	4.70	05/01/2006	35,315,138
Park Granada LLC
52,432,000	4.71	05/08/2006	52,178,185
Ranger Funding Co. LLC
75,000,000	4.77	05/08/2006	74,632,312
Scaldis Capital LLC
47,231,000	4.66	05/17/2006	46,949,766
Thames Asset Global Securitization
21,933,000	4.44	04/06/2006	21,919,475
43,837,000	4.71	04/17/2006	43,745,234
50,000,000	4.73	04/20/2006	49,875,181
25,254,000	4.75	04/21/2006	25,187,357
20,686,000	4.76	04/21/2006	20,631,297
66,974,000	4.73	04/24/2006	66,771,608
19,768,000	4.69	05/08/2006	19,672,713
Ticonderoga Funding LLC
75,000,000	4.79	04/11/2006	74,900,208
Business Credit Institution
General Electric Capital Corp.
100,000,000	4.70	05/10/2006	99,490,833
Commercial Banks
Allied Irish Banks PLC
100,000,000	4.62	05/09/2006	99,512,333
Bank of America Corp.
50,000,000	4.70	05/09/2006	49,751,839
Deutsche Bank AG
75,000,000	4.90	04/03/2006	74,979,583
Irish Life & Permanent PLC
80,000,000	4.50	04/13/2006	79,880,000
58,000,000	4.81	06/09/2006	57,465,288
53,500,000	4.86	06/15/2006	52,958,313
Norddeutsche Landesbank Girozentrale
100,000,000	4.70	05/09/2006	99,504,417
Financial Services
Solitaire Funding LLC
50,000,000	4.76	04/21/2006	49,867,778
Insurance Carriers
ING Funding LLC
55,000,000	4.65	05/11/2006	54,715,833
Security and Commodity Brokers, Dealers and Services
Bear Stearns & Cos., Inc.
115,000,000	4.83	04/03/2006	114,969,142
KBC Finance Products International
85,000,000	4.50	04/17/2006	84,830,000

Total Commercial Paper and Corporate Obligations			$3,601,119,730

FINANCIAL SQUARE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit — 0.6%
Alliance & Leicester PLC
$20,000,000	5.21%	03/30/2007	$20,000,000
Toronto-Dominion Bank
65,000,000	3.75	06/01/2006	65,000,265

Total Certificates of Deposit			$85,000,265

Certificates of Deposit-Eurodollar — 1.9%
Alliance & Leicester PLC
$22,000,000	4.75%	01/10/2007	$22,000,000
83,000,000	4.75	01/09/2007	82,993,775
Societe Generale
83,000,000	4.75	12/04/2006	83,000,000
80,000,000	5.20	03/30/2007	80,000,000

Total Certificates of Deposit-Eurodollar			$267,993,775

Certificates of Deposit-Yankeedollar — 7.0%
Barclays Bank PLC
$75,000,000	4.77%	12/05/2006	$75,000,000
Credit Suisse First Boston, Inc.
60,000,000	4.80	01/12/2007	60,000,000
30,000,000	5.21	03/29/2007	30,000,000
DePfa Bank Europe PLC
100,000,000	4.75	05/10/2006	100,000,000
Deutsche Bank AG
65,000,000	4.10	07/31/2006	65,000,000
100,000,000	4.80	01/29/2007	100,000,000
70,000,000	5.09	02/27/2007	70,000,000
Fortis Bank
35,000,000	3.70	05/10/2006	34,999,817
HBOS Treasury Services PLC
85,000,000	4.82	12/27/2006	85,000,000
Istituto Bancario San Paolo
100,000,000	4.79	05/30/2006	100,000,603
Natexis Banques Populaires
33,000,000	5.04	02/14/2007	32,983,105
Norinchukin Bank NY
115,000,000	4.73	05/17/2006	115,000,000
Royal Bank of Canada
55,000,000	4.25	08/31/2006	55,000,000
Toronto-Dominion Bank
35,000,000	3.70	05/10/2006	35,000,000

Total Certificates of Deposit-Yankeedollar			$957,983,525

Master Demand Note — 0.7%
Bank of America Securities LLC
$100,000,000	4.95%	05/02/2006	$100,000,000

U.S. Government Agency Obligations(a)—6.3%
Sovereign
FNMA
$485,000,000	4.73%	06/07/2006	$484,842,220

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations(a) (continued)
US Governments
FHLB
$100,000,000	4.52%	05/02/2006	$99,988,964
FNMA
275,000,000	4.67	05/22/2006	274,976,877

Total U.S. Government Agency Obligations			$859,808,061

Variable Rate Obligations(a)—23.2%
Allstate Life Global Funding II
$30,000,000	4.81%	04/18/2006	$30,000,000
American Express Credit Corp.
74,000,000	4.76	04/05/2006	74,000,000
Australia and New Zealand Banking Group Ltd.
32,000,000	4.78	04/24/2006	32,000,000
Bank of Ireland
100,000,000	4.75	04/20/2006	100,000,000
Bank of Nova Scotia
50,000,000	4.74	04/24/2006	49,987,507
Barclays Bank PLC
100,000,000	4.72	04/21/2006	99,996,134
145,000,000	4.76	04/27/2006	144,977,630
70,000,000	4.76 (b)	05/04/2006	69,986,182
BNP Paribas SA
185,000,000	4.69	04/18/2006	184,990,144
Canadian Imperial Bank of Commerce
70,000,000	4.46	04/03/2006	69,999,884
101,000,000	4.59	04/03/2006	101,089,961
CC USA, Inc.
30,000,000	4.73	04/20/2006	29,998,792
Commonwealth Bank of Australia
16,000,000	4.78	04/24/2006	16,000,000
Credit Suisse First Boston, Inc.
140,000,000	4.58	04/18/2006	139,999,631
35,000,000	4.69	05/09/2006	35,000,000
200,000,000	4.93	06/26/2006	200,000,000
DePfa Bank Europe PLC
50,000,000	4.92	06/15/2006	50,000,000
General Electric Capital Corp.
75,000,000	4.79	04/10/2006	75,000,000
HBOS Treasury Services PLC
125,000,000	4.66	04/10/2006	125,000,000
75,000,000	4.84	05/22/2006	75,000,000
HSH Nordbank AG
82,000,000	4.67	04/11/2006	81,988,594
Metropolitan Life Global Funding I
40,000,000	4.81	04/18/2006	40,000,000
Monumental Life Insurance Co.(c)
80,000,000	4.78	05/01/2006	80,000,000
Morgan Stanley
25,000,000	4.72	04/04/2006	25,000,000
Natexis Banques Populaires
140,000,000	4.64	04/10/2006	139,996,723
25,000,000	4.73	04/18/2006	25,000,000

FINANCIAL SQUARE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
National Australia Bank Ltd
$160,000,000	4.64%	04/07/2006	$160,000,000
Nationwide Building Society
100,000,000	5.01	06/12/2006	100,089,892
50,000,000	5.03	06/28/2006	50,000,000
New York Life Insurance Co.(c)
40,000,000	4.59	05/01/2006	40,000,000
100,000,000	4.60	05/01/2006	100,000,000
25,000,000	4.98	07/01/2006	25,000,000
Royal Bank of Scotland Group PLC
119,000,000	4.72	04/19/2006	118,986,834
50,000,000	4.74	04/24/2006	49,989,382
Skandinaviska Enskilda Banken AB
140,000,000	4.68	04/10/2006	140,000,000
70,000,000	4.79 (b)	05/04/2006	69,991,537
Societe Generale
85,000,000	4.60	04/03/2006	85,000,000
Unicredito Italiano SPA
85,000,000	4.92	06/30/2006	84,991,953
Union Hamilton Special Funding LLC
70,000,000	4.93	06/21/2006	70,000,000

Total Variable Rate Obligations			$3,189,060,780

Time Deposits — 12.8%
Calyon Grand Cayman
$300,000,000	4.88%	04/03/2006	$300,000,000
Credit Suisse First Boston, Inc.
200,000,000	4.88	04/03/2006	200,000,000
Deutsche Bank AG
155,000,000	4.88	04/03/2006	155,000,000
HSH Nordbank AG
500,000,000	4.84	04/03/2006	500,000,000
Royal Bank of Scotland Group PLC
200,000,000	4.85	04/03/2006	200,000,000
Societe Generale Cayman
400,000,000	4.84	04/03/2006	400,000,000

Total Time Deposits			$1,755,000,000

Total Investments Before Repurchase Agreement			$10,815,966,136

Repurchase Agreements -Unaffiliated Issuers(d) — 20.8%
Citigroup Global Markets, Inc.
$175,000,000	4.93%	04/03/2006	$175,000,000
Maturity Value: $175,071,896

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements -Unaffiliated Issuers(d) (continued)
Citigroup Global Markets, Inc.
$175,000,000	4.97%	04/03/2006	$175,000,000
Maturity Value: $175,072,479
     Repurchase agreements issued by Citigroup Global Markets, Inc., with a total amortized cost of $350,000,000, are collateralized by various corporate issues, 0.00% to 10.00%, due 10/01/2006 to 04/01/2036. The aggregate market value of the collateral, including accrued interest, was $363,073,600.

Joint Repurchase Agreement Account I
259,800,000	4.51	04/03/2006	259,800,000
Maturity Value: $259,897,598
Joint Repurchase Agreement Account II
1,950,000,000	4.83	04/03/2006	1,950,000,000
Maturity Value: $1,950,785,200
UBS Securities LLC
49,800,000	4.53	04/03/2006	49,800,000
Maturity Value: $49,818,800
Collateralized by U.S. Treasury Notes, 4.38%, due 02/15/2010. The aggregate market value of the collateral, including accrued interest, was $50,834,642.
UBS Securities LLC
250,000,000	4.83	04/03/2006	250,000,000
Maturity Value: $250,100,625
     Collateralized by Federal Home Loan Mortgage Corp., 5.00% to 9.25%, due 02/01/2007 to 04/01/2036 and Federal National Mortgage Association, 4.00% to 15.50%, due 09/01/2007 to 04/01/2036. The aggregate market value of the collateral, including accrued interest, was $255,074,944.

Total Repurchase Agreements -Unaffiliated Issuers			$2,859,600,000

FINANCIAL SQUARE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreement-Affiliated Issuer(d)—0.5%
Goldman, Sachs & Co.
$75,000,000	4.78%	04/03/2006	$75,000,000
Maturity Value: $75,029,875
Collateralized by Federal Home Loan Mortgage Corporation, 4.00% to 10.00%, due 07/01/2008 to 03/01/2036. The aggregate market value of the collateral, including accrued interest, was $77,249,916.

Total Investments — 100.0%			$13,750,566,136

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security is based on the LIBOR rate.

(b) All or portion represents a forward commitment.

(c) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2006, these securities amounted to $245,000,000 or approximately 1.8% of net assets.

(d) Unless noted, all repurchase agreements were entered into on March 31, 2006.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations: FHLB — Federal Home Loan Bank FNMA — Federal National Mortgage Association

FINANCIAL SQUARE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Forward Commitment Transactions — The Fund may enter into forward commitments. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Fund is required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet their obligations with respect to the terms of the transaction.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $259,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$1,300,000,000	4.50%	04/03/2006	$1,300,487,500

Banc of America Securities LLC	250,000,000	4.48	04/03/2006	250,093,333

Barclays Capital PLC	500,000,000	4.45	04/03/2006	500,185,417

Deutsche Bank Securities, Inc.	300,000,000	4.60	04/03/2006	300,115,000

J.P. Morgan Securities, Inc.	495,000,000	4.47	04/03/2006	495,184,387

Morgan Stanley & Co.	1,100,000,000	4.50	04/03/2006	1,100,412,500

UBS Securities LLC	700,000,000	4.58	04/03/2006	700,267,167

TOTAL	$4,645,000,000			$4,646,745,304

At March 31, 2006, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 06/8/2006 to 09/28/2006; U.S. Treasury Bonds 9.25% to 14.00%, due 01/15/2012 to 11/15/2014; U.S. Treasury Bonds Callable, 0.00%, due 11/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 05/15/2007; U.S. Treasury Notes, 2.00% to 7.00%, due 04/30/2006 to 11/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 3.00%, due 05/15/2006 to 02/15/2016. The aggregate market value of the collateral, including accrued interest, was $4,740,760,893.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,950,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Treasury Obligations — 16.4%
United States Treasury Bills
$425,000,000	4.60	%(a)	04/13/2006	$424,349,042
425,000,000	4.56		04/27/2006	423,601,868

Total U.S. Treasury Obligations				$847,950,910

Total Investments Before Repurchase Agreement				$847,950,910

Repurchase Agreements -Unaffiliated Issuers(b) — 75.6%
Joint Repurchase Agreement Account I
$3,366,100,000	4.51%		04/03/2006	$3,366,100,000
Maturity Value: $3,367,364,532
UBS Securities LLC
77,500,000	4.53		04/03/2006	77,500,000
Maturity Value: $77,529,256
Collateralized by U.S. Treasury Note, 4.38%, due 02/15/2010. The market value, including accrued interest, was $79,052,946.
UBS Securities LLC
162,000,000	4.59		05/10/2006	162,000,000
Maturity Value: $163,590,435
Dated: 02/22/2006
     Collateralized by U.S. Treasury Bonds, 9.25% to 13.25%, due 01/15/2014 to 02/15/2016 and U.S. Treasury Notes, 3.63% to 4.75%, due 01/15/2013 to 01/15/2015. The aggregate market value of the collateral, including accrued interest, was $165,305,201.

UBS Securities LLC
125,000,000	4.75		06/12/2006	125,000,000
Maturity Value: $126,434,896
Dated: 03/17/2006
Collateralized by U.S. Treasury STRIPS, 9.88% to 11.25%, due 01/15/2015 to 02/15/2015. The aggregate market value of the collateral, including accrued interest, was $127,574,405.
UBS Securities LLC
82,000,000	4.82		02/05/2007	82,000,000
Maturity Value: $85,963,379
Dated: 02/09/2006
Collateralized by U.S. Treasury Bond 11.75%, due 01/15/2014 and U.S. Treasury Note 3.13%, due 09/15/2008. The aggregate market value of the collateral, including accrued interest, was $83,675,621.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements -Unaffiliated Issuers(b) (continued)
UBS Securities LLC
$85,000,000	5.08%	03/26/2007	$85,000,000
Maturity Value: $89,341,989
Dated: 03/29/2006
Collateralized by U.S. Treasury STRIPS, 0.00% to 11.75%, due 01/15/2007 to 02/15/2016. The aggregate market value of the collateral, including accrued interest, was $86,627,226.

Total Repurchase Agreements -Unaffiliated Issuers			$3,897,600,000

Total Investments — 92.0%			$4,745,550,910

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or portion represents a forward commitment.

(b) Unless noted, all repurchase agreements were entered into on March 31, 2006.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Forward Commitment Transactions — The Fund may enter into forward commitments. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Fund is required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet their obligations with respect to the terms of the transaction.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $3,366,100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$1,300,000,000	4.50%	04/03/2006	$1,300,487,500

Banc of America Securities LLC	250,000,000	4.48	04/03/2006	250,093,333

Barclays Capital PLC	500,000,000	4.45	04/03/2006	500,185,417

Deutsche Bank Securities, Inc.	300,000,000	4.60	04/03/2006	300,115,000

J.P. Morgan Securities, Inc.	495,000,000	4.47	04/03/2006	495,184,387

Morgan Stanley & Co.	1,100,000,000	4.50	04/03/2006	1,100,412,500

UBS Securities LLC	700,000,000	4.58	04/03/2006	700,267,167

TOTAL	$4,645,000,000			$4,646,745,304

At March 31, 2006, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 06/8/2006 to 09/28/2006; U.S. Treasury Bonds 9.25% to 14.00%, due 01/15/2012 to 11/15/2014; U.S. Treasury Bonds Callable, 0.00%, due 11/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 05/15/2007; U.S. Treasury Notes, 2.00% to 7.00%, due 04/30/2006 to 11/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 3.00%, due 05/15/2006 to 02/15/2016. The aggregate market value of the collateral, including accrued interest, was $4,740,760,893.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations — 100.2%
United States Treasury Bills
$50,000,000	4.50%	04/13/2006	$49,925,000
10,900,000	4.54	04/13/2006	10,883,505
210,000,000	4.53	04/20/2006	209,497,925
67,400,000	4.59	04/20/2006	67,237,435
580,000,000	4.55	04/27/2006	578,096,150
420,000,000	4.60	04/27/2006	418,606,183
554,300,000	4.62	04/27/2006	552,450,486
569,400,000	4.45	05/25/2006	565,599,255
151,900,000	4.47	05/25/2006	150,881,511
150,000,000	4.48	06/15/2006	148,601,562
100,000,000	4.49	06/15/2006	99,064,583
100,000,000	4.50	06/15/2006	99,062,500

Total U.S. Treasury Obligations			$2,949,906,095

Total Investments — 100.2%			$2,949,906,095

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

FINANCIAL SQUARE GOVERNMENT FUND

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations — 36.6%
FHLB(a)
$50,000,000	4.63%		05/16/2006	$49,995,998
50,000,000	4.52		04/02/2006	49,994,482
110,000,000	4.57		05/02/2006	109,984,293
48,000,000	4.67		04/21/2006	47,988,880
40,000,000	4.84		06/29/2006	39,984,716
39,000,000	4.40		04/04/2006	38,985,585
FHLMC
122,000,000	4.80	(a)	06/22/2006	121,949,025
40,000,000	4.48		11/01/2006	38,934,756
19,555,000	4.49		11/14/2006	19,001,360
40,000,000	3.75		03/15/2007	39,493,065
26,773,000	4.54		01/09/2007	25,817,487
40,000,000	4.75		02/16/2007	38,305,833
26,300,000	4.48		01/09/2007	25,374,806
164,000,000	4.83	(a)	06/27/2006	163,944,241
FNMA
205,000,000	4.67	(a)	05/22/2006	204,982,770
100,000,000	4.73	(a)	06/07/2006	99,966,456
123,000,000	4.55	(a)	04/07/2006	122,966,077
16,416,000	2.63		11/15/2006	16,206,901
122,000,000	4.79	(a)	06/21/2006	121,941,908
24,000,000	3.63		11/17/2006	23,837,819
33,600,000	4.00		02/28/2007	33,303,753
42,000,000	3.55		01/12/2007	41,567,462
58,000,000	4.81	(a)	06/22/2006	57,975,105

Total U.S. Government Agency Obligations				$1,532,502,778

Total Investments Before Repurchase Agreement				$1,532,502,778

Repurchase Agreements -Unaffiliated Issuers(b)—62.2%
Deutsche Bank Securities, Inc.
$197,000,000	4.50%		04/10/2006	$197,000,000
Maturity Value: $199,216,250
Dated: 01/10/2006
Deutsche Bank Securities, Inc.
200,000,000	4.64		05/08/2006	200,000,000
Maturity Value: $202,345,778
Dated: 02/06/2006
     Repurchase agreements issued by Deutsche Bank Securities, Inc., with a total amortized cost of $397,000,000, are collateralized by Federal Farm Credit Bank, 3.13%, due 09/17/2007, Federal Home Loan Bank, 0.00% to 5.30%, due 04/28/2006 to 08/18/2015, Federal National Mortgage Association, 4.63%, due 05/01/2013, and U.S. Treasury Bill, 0.00%, due 05/18/2006. The aggregate market value of the collateral, including accrued interest, was $404,940,431.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements -Unaffiliated Issuers(b) (continued)
Joint Repurchase Agreement Account I
$72,800,000	4.51%	04/03/2006	$72,800,000
Maturity Value: $72,827,349
Joint Repurchase Agreement Account II
1,995,000,000	4.83	04/03/2006	1,995,000,000
Maturity Value: $1,995,803,320
UBS Securities LLC
44,800,000	4.53	04/03/2006	44,800,000
Maturity Value: $44,816,912
Collateralized by U.S. Treasury Note, 4.38%, due 02/15/2010. The aggregate market value of the collateral, including accrued interest, was $45,700,079.
UBS Securities LLC
98,000,000	4.59	04/07/2006	98,000,000
Maturity Value: $98,562,275
Dated: 02/21/2006
     Collateralized by Federal Home Loan Mortgage Corp., 5.00% to 8.00%, due 02/01/2015 to 09/01/2035 and Federal National Mortgage Association, 5.00% to 8.00%, due 01/01/2016 to 01/01/2036. The aggregate market value of the collateral, including accrued interest, was $99,964,204.

Total Repurchase Agreements -Unaffiliated Issuers			$2,607,600,000

Repurchase Agreement-Affiliated Issuer(b) — 1.2%
Goldman, Sachs & Co.
$50,000,000	4.78%	04/03/2006	$50,000,000
Maturity Value: $50,019,917
Collateralized by Federal Home Loan Mortgage Corp., 4.50% to 7.00%, due 07/01/2014 to 01/01/2036. The aggregate market value of the collateral, including accrued interest, was $51,499,988.

Total Repurchase Agreement-Affiliated Issuer			$50,000,000

Total Investments — 100.0%			$4,190,102,778

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on LIBOR rate.

(b) Unless noted, all repurchase agreements were entered into on March 31, 2006.

FINANCIAL SQUARE GOVERNMENT FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association

FINANCIAL SQUARE GOVERNMENT FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $72,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$1,300,000,000	4.50%	04/03/2006	$1,300,487,500

Banc of America Securities LLC	250,000,000	4.48	04/03/2006	250,093,333

Barclays Capital PLC	500,000,000	4.45	04/03/2006	500,185,417

Deutsche Bank Securities, Inc.	300,000,000	4.60	04/03/2006	300,115,000

J.P. Morgan Securities, Inc.	495,000,000	4.47	04/03/2006	495,184,387

Morgan Stanley & Co.	1,100,000,000	4.50	04/03/2006	1,100,412,500

UBS Securities LLC	700,000,000	4.58	04/03/2006	700,267,167

TOTAL	$4,645,000,000			$4,646,745,304

At March 31, 2006, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 06/8/2006 to 09/28/2006; U.S. Treasury Bonds 9.25% to 14.00%, due 01/15/2012 to 11/15/2014; U.S. Treasury Bonds Callable, 0.00%, due 11/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 05/15/2007; U.S. Treasury Notes, 2.00% to 7.00%, due 04/30/2006 to 11/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 3.00%, due 05/15/2006 to 02/15/2016. The aggregate market value of the collateral, including accrued interest, was $4,740,760,893.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,995,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

FINANCIAL SQUARE FEDERAL FUND

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations — 99.6%
FFCB
$80,000,000	4.50	%(a)	04/01/2006	$79,990,810
75,000,000	4.52	(a)	04/01/2006	74,985,843
175,000,000	4.53	(a)	04/01/2006	174,988,455
25,000,000	4.55		04/01/2006	24,999,718
75,000,000	4.56	(a)	04/01/2006	74,999,619
120,000,000	4.55	(a)	04/03/2006	119,999,144
54,000,000	4.60		04/03/2006	53,986,200
120,000,000	4.73	(a)	04/03/2006	119,968,234
85,000,000	4.77	(a)	04/03/2006	84,988,991
35,000,000	4.58	(a)	04/04/2006	35,005,692
70,000,000	4.58	(a)	04/04/2006	69,993,027
148,000,000	4.53	(a)	04/05/2006	147,969,852
40,000,000	4.59	(a)	04/06/2006	40,005,179
97,000,000	4.47		04/07/2006	96,927,735
75,000,000	4.54	(a)	04/09/2006	74,986,429
100,000,000	4.63	(a)	04/11/2006	100,000,000
37,500,000	4.65	(a)	04/17/2006	37,496,143
18,000,000	4.69	(a)	04/17/2006	18,004,027
37,500,000	4.68	(a)	04/20/2006	37,496,423
75,000,000	4.53		04/21/2006	74,811,250
110,000,000	4.71	(a)	04/22/2006	109,989,040
20,000,000	4.69	(a)	04/23/2006	19,996,868
75,000,000	4.55		04/27/2006	74,753,542
13,000,000	4.75	(a)	04/29/2006	12,999,191
35,000,000	4.71	(a)	04/30/2006	34,994,971
75,000,000	4.57		05/08/2006	74,647,729
75,000,000	4.59		05/15/2006	74,579,250
FHLB
125,000,000	4.52	(a)	04/02/2006	124,987,427
450,000,000	4.50	(a)	04/03/2006	449,776,838
265,000,000	4.62		04/03/2006	264,931,983
50,000,000	4.63		04/03/2006	49,987,139
74,800,000	4.65		04/03/2006	74,780,677
80,000,000	4.40	(a)	04/04/2006	79,970,431
218,740,000	4.60		04/04/2006	218,656,150
164,000,000	4.62		04/04/2006	163,936,860
390,000,000	4.40	(a)	04/06/2006	389,807,631
312,274,000	4.66		04/06/2006	312,072,106
76,148,000	4.66		04/17/2006	75,990,289
204,081,000	4.39		04/19/2006	203,633,042
63,500,000	4.48		04/19/2006	63,357,760
4,800,000	4.63		04/19/2006	4,788,888
225,000,000	4.65		04/19/2006	224,477,438
150,000,000	4.41		04/21/2006	149,632,917
372,037,000	4.41		04/21/2006	371,125,509
262,983,000	4.66		04/21/2006	262,302,897
75,000,000	4.67	(a)	04/21/2006	74,982,624
124,106,000	4.68		04/26/2006	123,703,086
285,000,000	4.57	(a)	05/02/2006	284,962,190
69,689,000	4.51		05/10/2006	69,348,511
123,800,000	4.52		05/10/2006	123,194,463
75,000,000	4.58	(a)	05/10/2006	74,960,692
149,250,000	4.52		05/12/2006	148,481,694
32,000,000	4.53		05/12/2006	31,834,907

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations (continued)
$75,000,000	4.63	%(a)	05/16/2006	$74,993,997
127,650,000	4.54		05/17/2006	126,910,304
60,000,000	2.88		05/22/2006	59,866,497
70,000,000	4.70	(a)	06/01/2006	69,992,450
106,500,000	4.77	(a)	06/13/2006	106,480,573
190,000,000	4.68		06/14/2006	188,174,153
45,000,000	4.79	(a)	06/15/2006	44,987,149
67,000,000	4.69		06/16/2006	66,337,333
75,000,000	4.81	(a)	06/22/2006	74,981,261
150,000,000	4.84	(a)	06/29/2006	149,958,909
60,695,000	2.95		09/14/2006	60,250,780
3,015,000	4.50		11/02/2006	3,010,871
2,040,000	4.51		11/07/2006	2,037,327
22,385,000	4.88		11/15/2006	22,406,059
10,000,000	3.38		12/15/2006	9,912,045
12,400,000	2.34		12/18/2006	12,192,306
74,200,000	3.80		12/22/2006	73,740,027
11,000,000	3.03		12/29/2006	10,869,123
40,000,000	3.50		01/18/2007	39,637,248
33,000,000	4.00		01/23/2007	32,780,283
15,000,000	4.63		01/23/2007	14,987,609
28,300,000	4.63		01/30/2007	28,276,366
57,335,000	4.88		02/15/2007	57,276,063
140,000,000	4.89		03/05/2007	139,642,818
Tennessee Valley Authority
88,000,000	4.42		04/06/2006	87,945,978
35,000,000	4.61		04/06/2006	34,977,590
64,220,000	4.67		04/06/2006	64,178,346

Total U.S. Government Agency Obligations				$8,016,050,976

U.S. Treasury Obligations — 4.2%
United States Treasury Bills
$320,000,000	4.69	%(b)	04/17/2006	$319,417,600
19,200,000	4.59		04/20/2006	19,153,539

Total U.S. Treasury Obligations				$338,571,139

Total Investments — 103.8%				$8,354,622,115

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either LIBOR or Prime lending rate.

(b) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

FINANCIAL SQUARE FEDERAL FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Maturity dates represent either the stated date on the security or the next interest reset date for the floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations: FFCB — Federal Farm Credit Bank FHLB — Federal Home Loan Bank

FINANCIAL SQUARE FEDERAL FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Forward Commitment Transactions — The Fund may enter into forward commitments. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Fund is required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet their obligations with respect to the terms of the transaction.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama — 1.4%
Alabama Housing Finance Authority MF Hsg. VRDN RB Refunding for Rime Village Huntsville Series 1996 B (FNMA) (A-1+)
$11,275,000	3.22%	04/06/2006	$11,275,000
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
3,860,000	3.18	04/06/2006	3,860,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA) (A-1+/P-1)
17,910,000	3.22	04/06/2006	17,910,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
25,000,000	3.18	04/03/2006	25,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 C (A-1/VMIG1)
9,000,000	3.18	04/03/2006	9,000,000
Gadsden IDA VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
6,150,000	3.20	04/03/2006	6,150,000
Huntsville GO VRDN Warrants Series 2002 G (Regions Bank LOC) (A-1/VMIG1)
9,360,000	3.19	04/06/2006	9,360,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
5,100,000	3.23	04/06/2006	5,100,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
2,400,000	3.18	04/03/2006	2,400,000
Montgomery Waterworks & Sanitary Sewer Board P-Floats-PT-2706 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,225,000	3.21	04/06/2006	5,225,000
University of Alabama VRDN RB Eagle Series 2004-0032 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
11,000,000	3.21	04/06/2006	11,000,000
University of Alabama VRDN RB ROCS II-R-2131 Series 2004 (MBIA) (Citigroup Global Markets SPA) (A-1+)(a)
5,215,000	3.21	04/06/2006	5,215,000
University of Alabama VRDN RB Series 1993 B (A-1+/VMIG1)
8,000,000	3.18	04/05/2006	8,000,000

			$119,495,000

Alaska — 0.7%
ABN AMRO Munitops Certificates Trust VRDN RB for Alaska Non-AMT Series 2006-9 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)(a)
8,100,000	3.22	04/06/2006	8,100,000
Alaska State Housing Finance Corp. VRDN RB for Housing Development Series 2000 B (A-1+/VMIG1)
33,300,000	3.19	04/05/2006	33,300,000
Alaska State Housing Finance Corp. VRDN RB Merlots Series 2005 A08 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
4,135,000	3.21	04/05/2006	4,135,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alaska (continued)
Eclipse Funding Trust VRDN RB for Alaska State Housing Finance Corp. Series 2006-22 (MBIA) (US Bank N.A. SPA) (VMIG1)(a)
$10,045,000	3.20%	04/10/2006	$10,045,000

			$55,580,000

Arizona — 1.0%
Arizona School Facilities Board VRDN COPS Series 2005 (FGIC) (IXIS Municipal Products SPA) (A-1+)(a)
9,975,000	3.21	04/06/2006	9,975,000
Arizona State Transportation Board Highway VRDN RB ROCS II-R-4003 (Citigroup Global Markets SPA)(a)
5,155,000	3.21	04/06/2006	5,155,000
Arizona State University COPS VRDN P-Floats-PT 2404 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,470,000	3.21	04/06/2006	5,470,000
Arizona State University VRDN RB Putters Series 2002-270Z (FGIC) (JP Morgan Chase & Co. SPA) (A-1+)(a)
4,330,000	3.21	04/06/2006	4,330,000
Eclipse Funding Trust VRDN RB for Phoenix Civic Improvement Corp. Series 2006-23 (FGIC) (US Bank N.A. SPA) (VMIG1)(a)
7,425,000	3.20	04/06/2006	7,425,000
Salt River Agricultural Project CP Series S-B (Bank of America, Citibank N.A., JP Morgan Chase & Co., M&I Bank and Wells Fargo Bank SPA)
11,000,000	3.24	04/05/2006	11,000,000
9,000,000	3.15	05/09/2006	9,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0022 Class A (Citibank N.A. SPA) (A-1+)(a)
6,100,000	3.21	04/06/2006	6,100,000
Salt River Project Agricultural Improvement & Power District Electrical Systems VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A. SPA) (A-1+)(a)
10,875,000	3.21	04/06/2006	10,875,000
Salt River Project VRDN RB for Agricultural Improvement & Power District Electrical Systems Series 2005-1076 (Morgan Stanley SPA) (A-1)(a)
4,845,000	3.20	04/06/2006	4,845,000
Salt River Project VRDN RB for Agricultural Improvement & Power District Electrical Systems Series 2005-1233 (Morgan Stanley SPA) (A-1)(a)
5,330,000	3.20	04/06/2006	5,330,000

			$79,505,000

Arkansas(a) — 0.1%

Eclipse Funding Trust VRDN RB for University of Arkansas Solar Eclipse Series 2006-26 (MBIA) (US Bank N.A. SPA) (VMIG1)
5,000,000	3.20	04/06/2006	5,000,000

California — 1.5%
California Educational Facilities Authority VRDN RB Eagle Series 2006-0031 Class A (Citibank N.A. SPA) (A-1+)(a)
10,000,000	3.20	04/06/2006	10,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
California Health Facilities Financing Authority VRDN RB Floater Certificates Series 1998-26 (FSA) (Morgan Stantley SPA) (A-1)(a)
$5,300,000	3.18%	04/06/2006	$5,300,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries G10 (FGIC) (Depfa Bank PLC SPA) (A-1+/VMIG1)(a)
17,500,000	3.17	04/06/2006	17,500,000
California State GO VRDN Floating Rate Series 2003 A-3 (JP Morgan Chase & Co. and Westdeutsche Landesbank LOC) (A-1+/VMIG1)
9,100,000	3.16	04/03/2006	9,100,000
California State Public Works Board Lease VRDN RB P-Floats-PT 3288 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,335,000	3.21	04/06/2006	8,335,000
California State Public Works Board Lease VRDN RB P-Floats-PT 3289 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
20,000,000	3.21	04/06/2006	20,000,000
California State RB RANS Series 2005 (SP-1+/MIG1)
40,000,000	4.50	06/30/2006	40,142,138
Los Angeles Unified School District GO VRDN P-Floats-PT 3382 Series 2006 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
2,990,000	3.21	04/06/2006	2,990,000
University of California VRDN RB Floaters Series 2003-888 (AMBAC) (Morgan Stanley SPA) (VMIG1)(a)
9,995,000	3.18	04/06/2006	9,995,000

			$123,362,138

Colorado — 3.8%
Adams & Arapahoe Counties Joint School District 28J GO VRDN P-Floats-PT 3367 Series 2006 (MBIA) (Depfa Bank PLC SPA) (F1+)(a)
7,000,000	3.21	04/06/2006	7,000,000
Arapahoe County Multifamily VRDN RB Refunding for Rent Housing-Hunters Run Series 2001 (FHLMC) (A-1+)
7,030,000	3.18	04/06/2006	7,030,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
14,955,000	3.22	04/05/2006	14,955,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-3 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
38,410,000	3.22	04/05/2006	38,410,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
36,400,000	3.17	04/05/2006	36,400,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health System Series 2002 (A-1+/VMIG1)
31,500,000	3.22	04/05/2006	31,500,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health System Series 2003 A (A-1+/VMIG1)
37,600,000	3.22	04/05/2006	37,600,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
32,605,000	3.17	04/05/2006	32,605,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado (continued)
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-2 (Bayerische Landesbank SPA) (A-1+/VMIG1)
$23,705,000	3.22%	04/05/2006	$23,705,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-4 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
34,545,000	3.17	04/05/2006	34,545,000
Colorado Springs VRDN RB for Colorado College Project Series 2005 (A-1+/VMIG1)
8,645,000	3.16	04/06/2006	8,645,000
Denver City & County VRDN COPS Refunding for Wellington Series 2003 E Web-C3 (AMBAC) (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	3.18	04/05/2006	5,000,000
Northern Colorado Water Conservancy District COPS VRDN P-Floats-PT 1395 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,100,000	3.21	04/06/2006	5,100,000
Regional Transportation District COPS VRDN RB P-Floats-PT 2827 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,545,000	3.21	04/06/2006	5,545,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 1413 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
7,220,000	3.21	04/06/2006	7,220,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 2184 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
17,110,000	3.21	04/06/2006	17,110,000
University of Colorado Enterprise Systems VRDN RB P-Floats-PT 2690 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
7,080,000	3.21	04/06/2006	7,080,000

			$319,450,000

Connecticut(a) — 0.2%
Connecticut State GO VRDN P-Floats- 1060 Series 2002 R (Merrill Lynch Capital Services SPA) (A-1)
7,850,000	3.19	04/06/2006	7,850,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle Tax-Exempt Trust Series 2002-6027 Class A (Citibank N.A. SPA) (A-1+)
8,500,000	3.20	04/06/2006	8,500,000

			$16,350,000

Delaware(a) — 0.1%

Delaware State GO VRDN Series 2005-14 (BNP Paribas SPA) (A-1+)
10,550,000	3.21	04/06/2006	10,550,000

Florida — 4.5%
Broward County GO P-Floats-PT 2138 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
13,995,000	3.21	04/06/2006	13,995,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Landings of Inverrary Apartments Series 1985 (FNMA) (VMIG1)
9,600,000	3.16	04/05/2006	9,600,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA LOC) (VMIG1)
6,000,000	3.16	04/05/2006	6,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Broward County Housing Finance Authority VRDN MF Hsg. RB Refunding for Island Club Apartments Series 2001 A (FHLMC LOC) (A-1+)
$6,335,000	3.19%	04/06/2006	$6,335,000
Eclipse Funding Trust VRDN COPS for Orange County School Board Series 2006-30 (FGIC) (US Bank N.A. SPA) (VMIG1)(a)
7,675,000	3.20	04/06/2006	7,675,000
Eclipse Funding Trust VRDN RB for Gainesville Utilities Systems Series 2006-27 (FSA) (US Bank N.A. SPA) (VMIG1)(a)
5,000,000	3.20	04/06/2006	5,000,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC)
13,105,000	3.28	04/05/2006	13,105,000
32,070,000	3.15	04/07/2006	32,070,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2001-0901 (Citibank N.A. SPA)(a)
26,850,000	3.21	04/06/2006	26,850,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2005-0031 Class A (Citibank N.A. SPA) (A-1+)(a)
15,000,000	3.21	04/06/2006	15,000,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2005-0057 Class A (Citibank N.A. SPA) (A-1+)(a)
6,565,000	3.21	04/06/2006	6,565,000
Florida State Board of Education GO VRDN P-Floats-PT 3361 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
10,105,000	3.21	04/06/2006	10,105,000
Florida State Board of Education VRDN RB Refunding P-Floats-PT 2584 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
7,220,000	3.21	04/06/2006	7,220,000
Florida State Board of Public Education GO VRDN P-Floats-PT 2978 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,430,000	3.21	04/06/2006	5,430,000
Florida State Board of Public Education VRDN P-Floats-PT 1465 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
8,445,000	3.21	04/06/2006	8,445,000
Florida State Department of Environmental Protection Preservation VRDN RB P-Floats-PT 1897 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
12,000,000	3.21	04/06/2006	12,000,000
Highlands County Health Facilities Authority VRDN RB Refunding for Hospital Adventist Health Series 2006 B (FGIC) (A-1+/VMIG1)
15,185,000	3.25	04/06/2006	15,185,000
Hillsborough County GO VRDN Merlots Series 2002 A-54 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
7,965,000	3.21	04/05/2006	7,965,000
Jackson County VRDN PCRB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
1,930,000	3.23	04/03/2006	1,930,000
Jacksonville Electric Authority CP Series 2000 (Landesbank-Hessen Theuringen SPA)
6,000,000	3.20	06/07/2006	6,000,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank LOC)
12,500,000	3.30	05/22/2006	12,500,000
Jacksonville Electric Authority CP Series 2000 S-B (Landesbank Hessen-Thueringen SPA)
20,000,000	3.20	07/14/2006	20,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Jacksonville Electric Authority CP Series 2000 S-B (Landesbank-Hessen Theuringen SPA)
$41,100,000	3.23%	07/20/2006	$41,100,000
Jacksonville Electric Authority VRDN RB Subordinated Electric System Series 2001 B (Bank of America N.A. SPA) (A-1/VMIG1)
7,500,000	3.18	04/03/2006	7,500,000
Kissimmee Utility Authority CP Series 2006 (JP Morgan Chase & Co. SPA)
26,200,000	3.30	05/15/2006	26,200,000
Miami Dade County GO VRDN P-Floats-PT 3376 Series 2006 (FGIC) (Depfa Bank PLC SPA) (F1+)(a)
5,725,000	3.21	04/06/2006	5,725,000
Miami Dade County School Board VRDN COPS ROCS II-R-5004 Series 2003 (FGIC) (Citigroup Global Markets SPA) (VMIG1)(a)
6,245,000	3.21	04/06/2006	6,245,000
Miami Dade County Water & Sewer VRDN RB Series 2005 (FSA) (JP Morgan Chase & Co. Bank SPA) (A-1+/VMIG1)
12,000,000	3.17	04/06/2006	12,000,000
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 B (SunTrust Bank SPA) (A-1+/VMIG1)
6,110,000	3.18	04/05/2006	6,110,000
Palm Beach County School District CP Series 2005 (Bank of America N.A. LOC)
11,500,000	3.15	05/11/2006	11,500,000
Sunshine State Government Finance CP Series 2005 H (JP Morgan Chase & Co. SPA)
11,000,000	3.23	04/05/2006	11,000,000

			$376,355,000

Georgia — 1.9%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Series 1991 (VMIG1)
2,120,000	3.23	04/03/2006	2,120,000
Albany-Dougherty County Hospital Authority VRDN RANS for Phoebe Putney Memorial Hospital Series 2002 (AMBAC) (Regions Bank SPA) (VMIG1)
3,200,000	3.17	04/03/2006	3,200,000
Cobb County IDA VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
8,330,000	3.18	04/03/2006	8,330,000
Dekalb County Hospital Authority Anticipation Certificates VRDN RB for Dekalb Medical Center, Inc. Project Series 2005 (SunTrust Bank LOC) (VMIG1)
25,000,000	3.18	04/05/2006	25,000,000
Dekalb County Water & Sewer VRDN RB ROCS RR-II-R 463 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
14,000,000	3.21	04/06/2006	14,000,000
Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Childrens’ Health Care System Project Series 1998 B (SunTrust Bank LOC) (A-1+/VMIG1)
10,215,000	3.18	04/05/2006	10,215,000
Downtown Smyrna Development Authority VRDN Spears Series 2005 DB-141 (Deutsche Bank AG SPA) (A-1+)(a)
22,685,000	3.21	04/06/2006	22,685,000
Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (SunTrust Bank SPA) (A-1+/VMIG1)
27,175,000	3.17	04/05/2006	27,175,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)
Fulton County Development Authority VRDN RB for Piedmont Healthcare, Inc. Series 2005 (SunTrust Bank SPA) (A-1+/VMIG1)
$15,800,000	3.18%	04/05/2006	$15,800,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Eagle Series 2002-6022 (MBIA) (Citibank N.A. SPA) (A-1+)(a)
14,760,000	3.21	04/06/2006	14,760,000
Private Colleges & Universities Authority VRDN RB for Emory University (A-1+/VMIG1)
16,300,000	3.15	04/06/2006	16,300,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
2,785,000	3.23	04/03/2006	2,785,000

			$162,370,000

Hawaii(a) — 0.5%
ABN AMRO Munitops Certificate Trust VRDN RB for Hawaii Non-AMT Single Series 2005-37 (FGIC) (ABN Amro Bank N.V. SPA) (F1+)
16,040,000	3.22	04/06/2006	16,040,000
Hawaii State GO VRDN P-Floats-PT 3354 Series 2006 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)
10,705,000	3.21	04/06/2006	10,705,000
Hawaii State GO VRDN ROCS-RR-II-R 6062 Series 2006 (Citibank N.A. SPA) (VMIG1)
14,325,000	3.21	04/06/2006	14,325,000
Honolulu City & County GO VRDN Putters Series 2005-1176 (FGIC) (JP Morgan Chase & Co. SPA) (A-1)
3,420,000	3.21	04/06/2006	3,420,000

			$44,490,000

Illinois — 12.6%
Chicago Board of Education GO VRDN Merlots Series 2001 A47 (FGIC) (Bank of New York SPA) (A-1)(a)
9,320,000	3.21	04/05/2006	9,320,000
Chicago Board of Education GO VRDN Merlots Series 2005 A-15 (AMBAC) (Bank of New York SPA) (VMIG1)(a)
8,440,000	3.21	04/05/2006	8,440,000
Chicago Board of Education GO VRDN P-Floats-PT-3010 Series 2005 (AMBAC) (Dexia Credit Local SPA) (F1+)(a)
16,545,000	3.21	04/06/2006	16,545,000
Chicago GO Tender Notes Series 2005 (Bank of America N.A. LOC) (SP-1+/VMIG1)
22,575,000	3.37	12/07/2006	22,575,000
Chicago GO VRDN Eagle Tax-Exempt Trust Series 2001-1301 Class A (FGIC) (Citibank N.A. SPA)(a)
8,910,000	3.21	04/06/2006	8,910,000
Chicago GO VRDN Merlots Series 2000 WWW (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,000,000	3.21	04/05/2006	4,000,000
Chicago GO VRDN Merlots Series 2004 B-24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
8,105,000	3.21	04/05/2006	8,105,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Chicago GO VRDN Putters Series 2006-1276 (A-1+)(a)
$24,450,000	3.21%	04/06/2006	$24,450,000
Chicago GO VRDN Putters Series 2006-1278 (A-1+)(a)
13,200,000	3.21	04/06/2006	13,200,000
Chicago GO VRDN Series 2002 B (FGIC) (Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)
24,500,000	3.19	04/06/2006	24,500,000
Chicago GO VRDN Series 2005-1026 (MBIA) (Morgan Stanley SPA) (F1+)(a)
5,000,000	3.20	04/06/2006	5,000,000
Chicago GO VRDN Series 2005-1075 (FSA) (Morgan Stanley SPA) (F1+)(a)
5,495,000	3.20	04/06/2006	5,495,000
Chicago GO VRDN Spears Series 2005 DB-158 (FSA) ( Deutsche Bank AG SPA) (F1+)(a)
4,800,000	3.21	04/06/2006	4,800,000
Chicago GO VRDN Spears Series 2005 DB-171 (FSA) (Deutsche Bank AG SPA) (F1+)(a)
5,295,000	3.21	04/06/2006	5,295,000
Chicago Park District GO VRDN Series 2006-1223 (FGIC) (JP Morgan Chase & Co. SPA) (F1+)(a)
5,985,000	3.21	04/06/2006	5,985,000
Chicago Sales Tax Revenue VRDN P-Floats-PT-2866 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,240,000	3.21	04/06/2006	8,240,000
Chicago VRDN Merlots Series 2003 A43 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
8,245,000	3.21	04/05/2006	8,245,000
Chicago Wastewater Transmission VRDN RB Merlots Series 2001 A-125 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
3,965,000	3.21	04/05/2006	3,965,000
Cook County GO VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
109,400,000	3.20	04/05/2006	109,400,000
Cook County GO VRDN P-Floats PT 2637 Series 2005 (FGIC) (Merrill Lynch Capital Servies SPA) (A-1)(a)
5,110,000	3.21	04/06/2006	5,110,000
Cook County GO VRDN P-Floats-PT 1522 Series 2002 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
8,765,000	3.21	04/06/2006	8,765,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
14,360,000	3.22	04/06/2006	14,360,000
Cook County VRDN RB for Catholic Theological Union Project Series 2005 (Harris Trust & Savings Bank LOC) (VMIG1)
4,500,000	3.21	04/05/2006	4,500,000
Du Page County GO VRDN Community Unified School District No. 200 Wheaton ROCS II-R-2048 (FSA) (Citigroup Global Markets SPA) (VMIG1)(a)
5,210,000	3.21	04/06/2006	5,210,000
Du Page County GO VRDN Forest Preservation District P-Floats-PT 3337 Series 2005 (Merrill Lynch Capital Services SPA) (VMIG1)(a)
11,545,000	3.21	04/06/2006	11,545,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Eclipse Funding Trust GO VRDN for Chicago Solar Eclipse Series 2006-3 (FSA) (US Bank N.A. SPA) (VMIG1)(a)
$6,260,000	3.20%	04/10/2006	$6,260,000
Eclipse Funding Trust GO VRDN for Illinois State Solar Eclipse Series 2006-0005 (AMBAC) (US Bank N.A. SPA) (F1+)(a)
5,000,000	3.20	04/06/2006	5,000,000
Evanston GO VRDN Capital Improvement Project Series 2000 D (Bank of America N.A. SPA) (VMIG1)
4,300,000	3.20	04/06/2006	4,300,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (Bank of America N.A. SPA) (VMIG1)
5,400,000	3.20	04/06/2006	5,400,000
Evanston GO VRDN Maple Street Project Series 2000 A (Bank of America N.A. SPA) (VMIG1)
11,200,000	3.20	04/06/2006	11,200,000
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
15,460,000	3.18	04/06/2006	15,460,000
Illinois Finance Authority VRDN RB for Resurection Health Series 2005 C (Lasalle Bank N.A. LOC) (A-1/VMIG1)
17,610,000	3.19	04/06/2006	17,610,000
Illinois Finance Authority VRDN RB for Resurrection Health Series 2005 B (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
10,410,000	3.18	04/06/2006	10,410,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 C (A-1+/VMIG1)
8,977,000	3.17	04/06/2006	8,977,000
Illinois Health Facilities Authority VRDN RB for Herman M Finch University (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
9,325,000	3.19	04/05/2006	9,325,000
Illinois Health Facilities Authority VRDN RB for Little Mary Hospital Series 2001 (U.S. Bank N.A. LOC) (A-1+)
24,000,000	3.20	04/06/2006	24,000,000
Illinois Health Facilities Authority VRDN RB for Riverside Health System Series 2002 B (LaSalle Bank N.A. SPA) (A-1/VMIG1)
9,360,000	3.20	04/06/2006	9,360,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 C (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
52,800,000	3.22	04/05/2006	52,800,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
40,425,000	3.22	04/05/2006	40,425,000
Illinois Health System Evanston Hospital CP Series 2005 S-A
40,500,000	3.16	05/25/2006	40,500,000
40,000,000	3.30	06/01/2006	40,000,000
29,000,000	3.35	06/15/2006	29,000,000
16,000,000	3.40	06/22/2006	16,000,000
Illinois State GO Eagle Tax-Exempt Trust Series 95C-1305 Class A COPS (FGIC) (Citibank N.A. SPA)(a)
14,850,000	3.21	04/06/2006	14,850,000
Illinois State GO TANS Certificates Series 2005 (SP-1+/MIG1)
47,500,000	4.50	04/28/2006	47,547,461
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 1996-C-1301 Class A (Citibank N.A. SPA)(a)
5,000,000	3.21	04/06/2006	5,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 2005-3002 Class A (Citibank N.A. SPA) (A-1+)(a)
$4,000,000	3.21%	04/06/2006	$4,000,000
Illinois State GO VRDN Merlots Series 2002 A49 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,895,000	3.21	04/05/2006	4,895,000
Illinois State GO VRDN Merlots Series 2002 B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
13,320,000	3.21	04/05/2006	13,320,000
Illinois State GO VRDN Merlots Series 2005-A (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
7,240,000	3.21	04/05/2006	7,240,000
Illinois State GO VRDN P-Floats-PT 1882 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
9,335,000	3.21	04/06/2006	9,335,000
Illinois State GO VRDN P-Floats-PT 2131 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
7,685,000	3.21	04/06/2006	7,685,000
Illinois State GO VRDN P-Floats-PT Series 2009 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,345,000	3.21	04/06/2006	5,345,000
Illinois State GO VRDN ROCS II-R-1007 Series 2005 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(a)
11,610,000	3.21	04/06/2006	11,610,000
Illinois State GO VRDN ROCS RR-II-R 4529 Series 2003 (MBIA) (Citigroup Global Markets SPA) (A-1+)(a)
5,910,000	3.21	04/06/2006	5,910,000
Illinois State GO VRDN Series 2003 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
30,700,000	3.23	04/05/2006	30,700,000
Illinois State GO VRDN Series 2005-1024 (Morgan Stanley SPA) (F1+)(a)
13,745,000	3.20	04/06/2006	13,745,000
Illinois State Sales Tax Revenue VRDN Merlots Series 2001 A-102 (Wachovia Bank N.A. SPA) (A-1+)(a)
20,470,000	3.21	04/05/2006	20,470,000
Illinois State Sales Tax Revenue VRDN P-Floats-PT 896 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(b)
7,900,000	2.95	04/06/2006	7,900,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2005-963 (FSA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)(a)
10,770,000	3.21	04/06/2006	10,770,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax P-Floats-PT 1450 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
7,790,000	3.21	04/06/2006	7,790,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax Revenue VRDN RB Merlots Series 2000 VV (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
6,000,000	3.21	04/05/2006	6,000,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax VRDN RB Eagle Tax-Exempt Trust Series 2004-0030 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
6,500,000	3.21	04/06/2006	6,500,000
Metropolitan Pier & Exposition Authority VRDN RB for Dedicated State Tax Floating Rate Receipts Series 2003 (MBIA) (Societe Generale SPA) (A-1+)(a)
17,500,000	3.21	04/06/2006	17,500,000

FINANCIAL SQARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Metropolitan Pier Exposition Authority VRDN RB Eagle Tax-Exempt Trust Series 2000-1307 Class A (FGIC) (Citibank N.A. SPA)(a)
$19,205,000	3.21%	04/06/2006	$19,205,000
Regional Transportation Authority GO VRDN Merlots Series 2001 A48 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,930,000	3.21	04/05/2006	4,930,000
Regional Transportation Authority GO VRDN Merlots Series 2002-41 A (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
8,450,000	3.21	04/05/2006	8,450,000
Regional Transportation Authority GO VRDN P-Floats-PT 2394 Series 2004 (FGIC) (Dexia Credit Local SPA) (A-1)(a)
14,885,000	3.21	04/06/2006	14,885,000
Regional Transportation Authority VRDN RB Eagle 2005-0003 Series 2005 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,500,000	3.21	04/06/2006	5,500,000
Regional Transportation Authority VRDN RB P-Floats-PT 2398 Series 2004 (FSA) (Dexia Credit Local SPA) (F1+)(a)
31,880,000	3.21	04/06/2006	31,880,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2003-21 (FGIC) (BNP Paribas SPA) (VMIG1)(a)
5,970,000	3.21	04/06/2006	5,970,000
University of Illinois VRDN RB P-Floats-PT 2621 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,870,000	3.21	04/06/2006	8,870,000
Will County GO VRDN P-Floats-PT 2542 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,305,000	3.21	04/06/2006	6,305,000

			$1,056,094,461

Indiana — 2.5%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN Amro Bank N.V. SPA) (F1+)(a)
7,020,000	3.22	04/06/2006	7,020,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Transportation Finance Authority) Series 2004-28 (FGIC) (ABN Amro Bank N.V. SPA) (F1+)(a)
19,560,000	3.22	04/06/2006	19,560,000
Anderson Industrial School Building Corp. Spears DB-196 Series 2006 (A-1+)(a)
11,010,000	3.21	04/06/2006	11,010,000
Carmel Industrial Redevelopment Authority Lease VRDN RB Floaters Series 2006-1275 (A-1)(a)
13,985,000	3.20	04/06/2006	13,985,000
Indiana Bond Bank VRDN RB ROCS II-R-1065 Series 2004 (Citigroup Global Markets SPA) (A-1+)(b)
5,300,000	3.50	04/06/2006	5,300,000
Indiana Health Facilities Financing Authority RB Refunding for Ascension Health Credit GP-A-3 Series 2001 (A-1+/VMIG1)
18,000,000	3.35	01/30/2007	18,000,000
Indiana Health Facilities Financing Authority VRDN RB for Acension Health Credit GP-A-4 Series 2001 (A-1+/VMIG1)
25,000,000	3.50	04/06/2006	25,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana (continued)
Indiana Health Facilities Financing Authority VRDN RB Refunding for Ascension Health Credit GP-A-2 Series 2001 (A-1+/VMIG1)
$9,200,000	2.72%	06/01/2006	$9,200,000
Indiana Highway TFA VRDN RB P-Floats-PT 2262 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,150,000	3.21	04/06/2006	5,150,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 (Citibank N.A. SPA)(a)
19,800,000	3.21	04/06/2006	19,800,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 Class A (Citibank N.A. SPA)(a)
12,915,000	3.21	04/06/2006	12,915,000
Indiana TFA Highway VRDN RB Merlots Series 2004 B-18 (FGIC) (Wachovia Bank N.A. SPA) (A-1+)(a)
5,105,000	3.21	04/05/2006	5,105,000
Indiana TFA Highway VRDN RB Series 2004 942 D (FGIC) (Morgan Stanley SPA) (F1+)(a)
4,325,000	3.20	04/06/2006	4,325,000
Indiana University CP Series 2005 (JP Morgan Chase & Co. LOC)
24,500,000	3.22	05/15/2006	24,500,000
Indianapolis Bank Bond Eagle Tax-Exempt Trust Series 2002-1401 Class A (MBIA) (Citibank N.A. SPA)(a)
18,165,000	3.21	04/06/2006	18,165,000
Indianapolis Industrial Local Public Improvement Bond Bank VRDN RB Certificates for Macon Trust Series 2006 S (MBIA) (Bank of America N.A. SPA) (A-1+)(a)
4,240,000	3.21	04/06/2006	4,240,000
Noblesville Multi School Building Corp. VRDN RB ROCS RR-II-R-7514 Series 2005 (FGIC) (Citibank N.A. SPA) (A-1+)(b)
5,840,000	3.43	04/06/2006	5,840,000

			$209,115,000

Iowa — 0.9%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/VMIG1)
2,400,000	3.33	04/05/2006	2,400,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (VMIG1)
12,500,000	3.16	04/06/2006	12,500,000
Iowa State GO TRANS Series 2005 (SP-1+/MIG1)
51,500,000	4.50	06/30/2006	51,659,482
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
9,100,000	3.33	04/05/2006	9,100,000

			$75,659,482

Kansas — 0.6%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN Amro Bank N.V. SPA) (F1+)(a)
20,235,000	3.21	04/06/2006	20,235,000
Kansas Development Finance Authority VRDN RB ROCS RR-II-R 6518 Series 2005 (Citibank N.A. SPA) (VMIG1)(b)
5,705,000	3.43	06/01/2006	5,705,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Kansas (continued)
Kansas State Department of Highway Transportation VRDN RB Series 2000 C-1 (Kansas State Pooled Money Investment Board) (A-1+/VMIG1)
$11,165,000	3.13%	04/05/2006	$11,165,000
Kansas State Department of Highway Transportation VRDN RB Series 2000 C-2 (Kansas State Pooled Money Investment Board) (A-1+/VMIG1)
10,500,000	3.16	04/05/2006	10,500,000

			$47,605,000

Kentucky — 0.8%
Kentucky Asset/Liability Commission General Fund TRANS Series 2005 A (SP-1+/MIG1)
8,000,000	4.00	06/28/2006	8,013,891
Kentucky Association of Counties Advanced Revenue Program TRANS COPS Series 2005 (JP Morgan Chase & Co. SPA) (SP-1+)
58,536,000	4.00	06/30/2006	58,700,355
Louisville & Jefferson County COPS Eagle Tax-Exempt Trust Series 2001-1701 Class A (MBIA) (Citibank N.A. SPA)(a)
2,500,000	3.21	04/06/2006	2,500,000

			$69,214,246

Louisiana — 0.9%
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage A Loop LLC Series 1992 (SunTrust Bank LOC) (A-1+/VMIG1)
23,050,000	3.18	04/05/2006	23,050,000
Louisiana Public Facilities Authority VRDN RB for Christus Health Series 2005 Subseries C-1 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
15,140,000	3.18	04/05/2006	15,140,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
19,500,000	3.17	04/05/2006	19,500,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (P-1)
16,600,000	3.17	04/05/2006	16,600,000

			$74,290,000

Maryland(a) — 0.3%
Maryland State Department of Transportation VRDN RB P-Floats-PT 1259 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)
11,100,000	3.21	04/06/2006	11,100,000
Maryland State GO VRDN Series 2005-15 (BNP Paribas SPA) (A-1+)
7,035,000	3.21	04/06/2006	7,035,000
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)
9,875,000	3.21	04/06/2006	9,875,000

			$28,010,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts — 4.0%
Eclipse Funding Trust VRDN RB for Massassachusetts State School Building Solar Eclipse Series 2005-0003 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
$23,375,000	3.20%	04/06/2006	$23,375,000
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN RB Certificates Series 2005-12 (IXIS Municipal Products SPA) (A-1+)(a)(c)
6,880,000	3.21	04/06/2006	6,880,000
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN RB P-Floats-PT 2625 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
14,980,000	3.19	04/06/2006	14,980,000
Massachusetts Bay Transportation Authority Special Assessment VRDN ROCS RR-II-R 507 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
3,955,000	3.21	04/06/2006	3,955,000
Massachusetts Bay Transportation Authority VRDN RB Putters Series 2005-1062 (JP Morgan Chase & Co. SPA) (A-1)(b)
12,380,000	3.60	04/06/2006	12,380,000
Massachusetts Bay Transportation Authority VRDN TRANS Merlot Series 2004 B (Wachovia Bank N.A. SPA) (A-1+)(a)
8,425,000	3.20	04/05/2006	8,425,000
Massachusetts Development Finance Agency VRDN RB Refunding for Phillips Academy (Bank of New York SPA) (A-1+/VMIG1)
35,910,000	3.16	04/06/2006	35,910,000
Massachusetts Health & Educational Facilities Harvard University CP Series EE
8,550,000	3.20	06/06/2006	8,550,000
Massachusetts Port Authority VRDN RB Transportation Receipts-SGB Series 2005 59-A-1 (AMBAC) (Societe Generale SPA) (A-1+)(a)
15,000,000	3.21	04/06/2006	15,000,000
Massachusetts State GO VRDN Eagle Series 2004-0006 (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
18,000,000	3.21	04/06/2006	18,000,000
Massachusetts State GO VRDN Floaters Series 2005-1164 (FGIC-TCRS) (Morgan Stanley SPA) (F1+)(a)
11,155,000	3.20	04/06/2006	11,155,000
Massachusetts State GO VRDN Merlots Series 2002 A63 (FGIC and FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
22,660,000	3.20	04/05/2006	22,660,000
Massachusetts State GO VRDN Merlots Series 2004 B12 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)(a)
14,890,000	3.20	04/05/2006	14,890,000
Massachusetts State GO VRDN Merlots Series 2004 C42 (AMBAC) (Bank of New York SPA) (VMIG1)(a)
9,970,000	3.20	04/05/2006	9,970,000
Massachusetts State GO VRDN Merlots Series 2004 C44 (MBIA-IBC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
9,335,000	3.20	04/05/2006	9,335,000
Massachusetts State GO VRDN P-Floats-PT 3202 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
6,295,000	3.19	04/06/2006	6,295,000
Massachusetts State GO VRDN P-Floats-PT 392 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(b)
9,320,000	2.70	04/06/2006	9,320,000
Massachusetts State GO VRDN Putters Series 2004-449 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+)(a)
5,090,000	3.19	04/06/2006	5,090,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts State GO VRDN Stars Certificates Series 2003-25 (MBIA) (BNP Paribas SPA) (VMIG1)(a)
$8,000,000	3.19%	04/06/2006	$8,000,000
Massachusetts State GO VRDN Stars Certificates Series 2003-26 (BNP Paribas SPA) (VMIG1)(a)
10,925,000	3.19	04/06/2006	10,925,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Eagle Tax-Exempt Trust Series 2005-3012 Class A (Citibank N.A. SPA) (A-1+)(a)
17,090,000	3.21	04/06/2006	17,090,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Merlots Series 2004 A14 (Wachovia Bank N.A. SPA) (VMIG1)(a)
6,915,000	3.20	04/05/2006	6,915,000
Massachusetts State Health & Educational Facilities Authority VRDN RB PA-973 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
12,495,000	3.19	04/06/2006	12,495,000
Massachusetts State Special Obligation Dedicated Tax VRDN RB Eagle Series 2006-0011 Class A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
8,400,000	3.21	04/06/2006	8,400,000
Massachusetts State Special Obligation Dedicated Tax VRDN RB Merlots Series 2004 B19 (FGIC) (Wachovia Bank N.A. SPA) (A-1)(a)
9,930,000	3.20	04/05/2006	9,930,000
Massachusetts Water Resources Authority CP Series 1999 (State Street Bank LOC)
24,000,000	3.25	05/08/2006	24,000,000
Massachusetts Water Resources Authority VRDN RB for Multi-Modal Facilities Refunding Series 1998 D (FGIC) (Dexia Credit Local SPA) (A-1+/VMIG1)
5,455,000	3.17	04/05/2006	5,455,000

			$339,380,000

Michigan—3.0%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2003-35 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
7,900,000	3.20	04/06/2006	7,900,000
Detriot Sewer Disposal VRDN RB ROCS RR-II-R-103 Series 2001 (FGIC) (Citigroup Global Markets SPA) (VMIG1)(a)
6,495,000	3.21	04/06/2006	6,495,000
Detriot Water Supply System VRDN RB Merlots Series 2003 B24 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,500,000	3.21	04/05/2006	4,500,000
Detroit City School District GO VRDN Spears Series 2005-182 (FSA) (Deutsche Bank AG SPA) (F1+)(a)
5,790,000	3.20	04/06/2006	5,790,000
Eclipse Funding Trust VRDN RB for Michigan State Building Authority Series 2006-0021 (AMBAC) (US Bank N.A. SPA) (F1+)(a)
4,680,000	3.19	04/05/2006	4,680,000
Grosse Pointe Public School Systems GO VRDN Series 1085 (Morgan Stanley SPA) (VMIG1)(a)
5,450,000	3.20	04/06/2006	5,450,000
Jonesville Community Schools GO ROCS RR-II-R 7512 Series 2005 (MBIA) (Citibank N.A. SPA) (A-1+)(a)
5,810,000	3.21	04/06/2006	5,810,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan (continued)
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (BNP Paribas SPA) (A-1+)(b)
$17,350,000	2.95%	07/20/2006	$17,350,000
Michigan State Building Authority VRDN RB Eagle Tax-Exempt Trust Series 2001-2204 Class A (Citibank N.A. SPA)(a)
16,000,000	3.21	04/06/2006	16,000,000
Michigan State Building Authority VRDN RB for Multi-Modal Facilities Program II Series 2005 A (Depfa Bank PLC LOC) (A-1+/VMIG1)
35,200,000	3.22	04/06/2006	35,200,000
Michigan State Building Authority VRDN RB Merlots Series 2004 B10 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(a)
7,995,000	3.21	04/05/2006	7,995,000
Michigan State Building Authority VRDN RB P-Floats-PT 1954 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,595,000	3.20	04/06/2006	8,595,000
Michigan State Building Authority VRDN RB P-Floats-PT 2234 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,200,000	3.20	04/06/2006	8,200,000
Michigan State Building Authority VRDN RB ROCS RR-II-R-2111 Series 2004 (MBIA-IBC) (Citigroup Global Markets SPA) (A-1+)(a)
5,180,000	3.21	04/06/2006	5,180,000
Michigan State GO TANS Bonds Series 2005 A (SP-1+/MIG1)
39,455,000	4.50	09/29/2006	39,691,345
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 1999 B (A-1+)
30,200,000	3.17	04/05/2006	30,200,000
Michigan State Hospital Finance Authority VRDN RB Merlots Series 1999 K (MBIA) (Wachovia Bank SPA) (VMIG1)(a)
5,000,000	3.21	04/05/2006	5,000,000
Michigan State Trunk Line Fund Series 1998 A Eagle Tax-Exempt Trust Series 1998-2202 Class A (Citibank N.A. SPA)(a)
30,165,000	3.21	04/06/2006	30,165,000
University of Michigan VRDN RB Refunding for Hospital Series 1992 A (A-1+/VMIG1)
9,200,000	3.14	04/03/2006	9,200,000

			$253,401,345

Minnesota—0.7%
Elk River Independent School District #728 GO VRDN ROCS RR-II-R 183 (FSA) (Citigroup Global Markets SPA) (VMIG1)(a)
9,175,000	3.21	04/06/2006	9,175,000
Minnesota State GO VRDN Eagle Tax-Exempt Trust Series 2001-2301 Class A (Citibank N.A. SPA) (A-1+)(a)
3,300,000	3.21	04/06/2006	3,300,000
University of Minnesota VRDN RB ROCS RR-II-R 29 Series 2000 (Citigroup Global Markets SPA) (A-1+)(a)
7,165,000	3.21	04/06/2006	7,165,000
University of Minnesota VRDN RB Series 1999 A (A-1+/VMIG1)
32,325,000	3.23	04/05/2006	32,325,000
University of Minnesota VRDN RB Series 2001 C (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
9,650,000	3.23	04/05/2006	9,650,000

			$61,615,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Mississippi — 0.5%
Mississippi Development Bank Special Obligation VRDN RB for Municipal Gas Authority Natural Gas Project Series 2005 (Societe Generale SPA) (A-1+/VMIG1)
$3,200,000	3.19%	04/06/2006	$3,200,000
Mississippi State GO VRDN for Capital Improvements Series 2003 E (Dexia Credit Local SPA) (A-1+/VMIG1)
21,465,000	3.18	04/05/2006	21,465,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
15,605,000	3.21	04/05/2006	15,605,000

			$40,270,000

Missouri—2.0%
Bi-State Development Agency of Missouri and Illinois Metropolitan District VRDN RB for Mass Transit Metrolink Series 2005 Subseries A (JP Morgan Chase Bank LOC) (A-1+/VMIG1)
21,500,000	3.20	04/05/2006	21,500,000
Curators University Systems Facilities VRDN RB Series 2006 B (A-1+/VMIG1)
21,735,000	3.13	04/03/2006	21,735,000
Kansas City IDA VRDN RB for Kansas City Downtown Arena Project Series 2005 C (AMBAC) (Dexia Credit Local SPA) (A-1+/VMIG1)(c)
6,335,000	3.19	04/05/2006	6,335,000
Kansas City IDA VRDN RB for Kansas City Downtown Redevelopment Series 2005 A (AMBAC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
39,000,000	3.19	04/05/2006	39,000,000
Missouri Board Public Buildings VRDN RB P-Floats-PT 1843 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
6,900,000	3.20	04/06/2006	6,900,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
16,650,000	3.16	04/03/2006	16,650,000
Missouri State Health & Educational Facilities Authority VRDN RB for Floaters Series 2005 1049 (Morgan Stanley SPA) (VMIG1)(b)
16,220,000	3.45	04/06/2006	16,220,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care Series 2005 C-1 (FSA) (UBS AG SPA) (A-1+)
4,925,000	3.15	04/03/2006	4,925,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care Series 2005 C-2 (FGIC) (Bank of New York SPA) (A-1+)
7,500,000	3.16	04/05/2006	7,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Project Series 1984 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
7,450,000	3.22	04/05/2006	7,450,000
University of Missouri VRDN RB for Systems Facilities Series 2000 B (A-1+/VMIG1)
7,200,000	3.16	04/03/2006	7,200,000
University of Missouri VRDN RB Series 2001 A (A-1+/VMIG1)
12,900,000	3.16	04/03/2006	12,900,000

			$168,315,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Montana — 0.3%

Montana Facilities Finance Authority VRDN RB Refunding for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
$26,210,000	3.22%	04/05/2006	$26,210,000

Nebraska — 0.5%
American Public Energy Agency VRDN RB for Nebraska Gas Supply Series 2005 A (Societe Generale SPA) (A-1+/VMIG1)
15,000,000	3.19	04/06/2006	15,000,000
Douglas County School District GO VRDN P-Floats-PT 2060 No. 1 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
6,665,000	3.21	04/06/2006	6,665,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Citibank N.A. SPA) (A-1+)(a)
5,995,000	3.21	04/06/2006	5,995,000
Omaha GO VRDN Stars Certificates Series 2004-98 (BNP Paribas SPA) (VMIG1)(a)
10,100,000	3.20	04/06/2006	10,100,000

			$37,760,000

Nevada — 1.3%
Clark County Airport VRDN RB Spears Series 2005-180 (AMBAC) (Deutsche Bank AG SPA) (F1+)(a)
3,440,000	3.21	04/06/2006	3,440,000
Clark County Airport VRDN RB Sub Lien Series 2001 C (FGIC) (Landesbank Baden-Wurttemburg SPA) (A-1+/VMIG1)
2,700,000	3.17	04/05/2006	2,700,000
Clark County Airport VRDN RB Sub Lien Series 2005 D-1 (FGIC) (Bayerische Landesbank and Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)
20,000,000	3.18	04/05/2006	20,000,000
Clark County GO VRDN Floaters Series 2006-1282 (FGIC) (Morgan Stanley SPA) (A-1)(a)
7,000,000	3.20	04/06/2006	7,000,000
Clark County School District GO VRDN P-Floats-PT 2406 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,915,000	3.21	04/06/2006	5,915,000
Clark County School District GO VRDN P-Floats-PT 2557 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
10,275,000	3.21	04/06/2006	10,275,000
Clark County School District GO VRDN Putters Series 2005-1157 (FSA) (JP Morgan Chase & Co. SPA) (F1+)(a)
17,455,000	3.21	04/06/2006	17,455,000
Clark County School District GO VRDN Putters Series 2005-1160 (FSA) (JP Morgan Chase & Co. SPA) (A-1)(a)
6,875,000	3.21	04/06/2006	6,875,000
Clark County VRDN Eagle Tax-Exempt Trust Series 2000-2801 Class A (Citibank N.A. SPA)(a)
1,000,000	3.21	04/06/2006	1,000,000
Clark County VRDN RB Eagle Tax-Exempt Trust Series 1996 Class A (FGIC) (Citibank N.A. SPA)(a)
8,345,000	3.21	04/06/2006	8,345,000
Las Vegas Valley Water District GO VRDN P-Floats-PT 1672 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
11,060,000	3.21	04/06/2006	11,060,000
Las Vegas Valley Water District GO VRDN P-Floats-PT 321 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,230,000	3.21	04/06/2006	5,230,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada (continued)
University of Nevada VRDN RB ROCS II-R-5001 Series 2003 (FGIC) (Citigroup Global Markets SPA) (VMIG1)(a)
$5,735,000	3.21%	04/06/2006	$5,735,000

			$105,030,000

New Hampshire — 0.3%
Manchester School Facilities VRDN RB P-Floats-PT 1939 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA)(a)
5,395,000	3.21	04/06/2006	5,395,000
New Hampshire Health & Educational Facilities Authority VRDN RB for Phillips Exeter Academy Series 2003 (A-1+/VMIG1)
19,000,000	3.16	04/06/2006	19,000,000

			$24,395,000

New Jersey — 3.6%
New Jersey Economic Development Authority P-Floats-PT 2805 Series 2005 (AMBAC and FGIC) (Dexia Credit Local SPA) (F1+)(a)
34,880,000	3.20	04/06/2006	34,880,000
New Jersey Economic Development Authority P-Floats-PT 2847 Series 2005 (MBIA) (Dexia Credit Local SPA) (F1+)(a)
13,480,000	3.20	04/06/2006	13,480,000
New Jersey Economic Development Authority VRDN RB Merlots Series 2003 A-41 (FGIC) (Bank of New York SPA) (VMIG1)(a)
12,805,000	3.20	04/05/2006	12,805,000
New Jersey Economic Development Authority VRDN RB Merlots Series 2004 B-14 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)(a)
14,625,000	3.20	04/05/2006	14,625,000
New Jersey Economic Development Authority VRDN RB P-Floats-PT 3345 Series 2006 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
12,025,000	3.20	04/06/2006	12,025,000
New Jersey State GO VRDN P-Floats-PT 3273 Series 2005 (AMBAC) (Dexia Credit Local SPA) (A-1+)(a)
8,970,000	3.20	04/06/2006	8,970,000
New Jersey State TRANS Series 2005 A (SP-1+/MIG1)
54,000,000	4.00	06/23/2006	54,137,594
New Jersey State TRANS Series 2006 (F1+)
105,500,000	4.50	06/23/2006	105,816,559
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2617 Series 2005 (MBIA) (Dexia Credit Local SPA) (A-1+)(a)
21,405,000	3.20	04/06/2006	21,405,000
New Jersey State Transportation Trust Fund Authority VRDN RB Stars Certificates Series 2005-116 (MBIA) (BNP Paribas SPA) (VMIG1)(a)
7,845,000	3.20	04/06/2006	7,845,000
New Jersey State Turnpike Authority VRDN RB P-Floats-PA 668 Series 2000 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
4,995,000	3.20	04/06/2006	4,995,000
New Jersey State Turnpike Authority VRDN RB Series 2005-5 (FSA) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
12,980,000	3.20	04/06/2006	12,980,000

			$303,964,153

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New Mexico — 0.5%
Albuquerque VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America N.A. SPA) (A-1+/VMIG1)
$8,235,000	3.19%	04/05/2006	$8,235,000
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 A (Barclays Bank PLC LOC) (A-1+/P-1)
11,700,000	3.18	04/03/2006	11,700,000
New Mexico State TRANS RB Series 2005 (SP-1+/MIG1)
18,500,000	4.50	06/30/2006	18,556,205
New Mexico State University VRDN RB P-Floats-PT 2342 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,200,000	3.21	04/06/2006	5,200,000

			$43,691,205

New York — 5.4%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2004-46 (FSA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
29,745,000	3.20	04/06/2006	29,745,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002-2305 Class A (FSA) (Citibank N.A. SPA)(a)
6,470,000	3.20	04/06/2006	6,470,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2005-0061 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
33,410,000	3.21	04/06/2006	33,410,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
11,120,000	3.20	04/05/2006	11,120,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2004 B16 (A-1)(a)
7,190,000	3.20	04/05/2006	7,190,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Floaters Series 2006-1249 (Morgan Stanley SPA) (VMIG1)(a)
6,000,000	3.19	04/06/2006	6,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB ROCS RR-II-R 441 Series 2005 (Citibank N.A. SPA) (A-1+)(a)
13,500,000	3.20	04/06/2006	13,500,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2001- F2 (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
15,100,000	3.18	04/05/2006	15,100,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB for Municipal Securities Trust Receipts SGB 27 Series 1997 (FSA) (Societe Generale SPA) (A-1+)(a)
6,500,000	3.20	04/06/2006	6,500,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Merlots Series 2000 DDD (Wachovia Bank N.A. SPA) (VMIG1)(a)
16,835,000	3.20	04/05/2006	16,835,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1301 Series 2005 (Merrill Lynch Capital Services SPA) (VMIG1)(a)
6,500,000	3.20	04/06/2006	6,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1307 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
$6,150,000	3.20%	04/06/2006	$6,150,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1327 Series 2005 (Merrill Lynch Capital Services SPA) (VMIG1)(a)
9,000,000	3.20	04/06/2006	9,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Stars Series 2005-143 (BNP Paribas SPA) (VMIG1)(a)
37,130,000	3.20	04/06/2006	37,130,000
New York City Transitional Finance Authority VRDN RB Eagle Tax-Exempt Series 2003-0052 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
6,000,000	3.20	04/06/2006	6,000,000
New York City Transitional Finance Authority VRDN RB Merlots Series 1999 B (Wachovia Bank N.A. SPA) (VMIG1)(a)
14,705,000	3.20	04/05/2006	14,705,000
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank N.A. SPA) (VMIG1)(a)
12,635,000	3.20	04/05/2006	12,635,000
New York City Transitional Finance Authority VRDN RB P-Floats-PT 2853 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,315,000	3.20	04/06/2006	5,315,000
New York City Transitional Finance Authority VRDN RB P-Floats-PT 3270 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,260,000	3.20	04/06/2006	5,260,000
New York City Transitional Finance Authority VRDN RB P-Floats-PT 406 Series 2000 (Depfa Bank PLC SPA) (A-1+)(a)
13,160,000	3.20	04/06/2006	13,160,000
New York City Transitional Finance Authority VRDN RB Putters Series 2005-1101 (JP Morgan Chase & Co. SPA) (A-1+)(a)
14,935,000	3.21	04/06/2006	14,935,000
New York City Transitional Finance Authority VRDN RB Putters Series 2005-1155 (JP Morgan Chase & Co. SPA) (VMIG1)(a)
23,850,000	3.21	04/06/2006	23,850,000
New York City Transitional Finance Authority VRDN RB ROCS-RR-II 465 Series 2005 (Citibank N.A. SPA) (A-1+)(a)
12,305,000	3.20	04/06/2006	12,305,000
New York GO VRDN Series 2006 Subseries H-2 (Dexia Credit Local LOC) (A-1+/VMIG1)
6,400,000	3.16	04/03/2006	6,400,000
New York State Dormitory Authority VRDN RB Merlots Series 2005 A06 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
6,305,000	3.20	04/05/2006	6,305,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Series 2002-1424 (Merrill Lynch Capital Services SPA) (A-1)(a)
10,250,000	3.20	04/06/2006	10,250,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Series 2005-1121 (Morgan Stanley SPA) (F1+)(b)
12,761,000	3.45	04/06/2006	12,761,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water and Drinking P-Floats-PT 2012 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,185,000	3.20	04/06/2006	5,185,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Housing Authority Series 2004 A (Bank of New York LOC) (VMIG1)
$14,900,000	3.18%	04/05/2006	$14,900,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA LOC) (VMIG1)
12,575,000	3.16	04/05/2006	12,575,000
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
10,880,000	3.16	04/05/2006	10,880,000
New York State Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 1995 A (FGIC) (FGIC-SPI) (A-1+/VMIG1)
7,850,000	3.16	04/03/2006	7,850,000
New York State Thruway Authority VRDN RB P-Floats-PT 3216 Series 2005 (FSA) (Depfa Bank PLC SPA) (A-1+)(a)
5,520,000	3.20	04/06/2006	5,520,000
New York State Urban Development Corp. VRDN RB P-Floats-PT 2460 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
14,170,000	3.20	04/06/2006	14,170,000
New York State Urban Development Corp. VRDN RB Series 2003 SG-164 (FGIC) (Societe Generale SPA) (A-1+)(a)
12,900,000	3.20	04/06/2006	12,900,000
Port Authority of New York & New Jersey Special Obligation VRDN RB for Versatile Structure Obligation Series 1994 2 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
10,200,000	3.16	04/03/2006	10,200,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)(a)
11,530,000	3.20	04/05/2006	11,530,000

			$454,241,000

North Carolina — 5.4%
Buncombe County Metropolitan Sewer District Sewer System VRDN RB Refunding (XLCA) (Bank of America N.A. SPA) (A-1+/VMIG1)
5,890,000	3.20	04/06/2006	5,890,000
Cabarrus County VRDN COPS ROCS II-R-4520 Series 2003 (AMBAC) (Citigroup Global Markets SPA) (A-1+)(a)
5,295,000	3.21	04/06/2006	5,295,000
Charlotte-Mecklenburg Hospital Authority Health Care System VRDN RB Series 2006-1272 (Morgan Stanley SPA) (A-1)(a)
6,865,000	3.20	04/06/2006	6,865,000
Charlotte-Mecklenburg Hospital Authority Heath Care System VRDN RB Refunding for Carolinas Healthcare Series 2005 D (Bank of America N.A. SPA) (A-1+/VMIG1)
11,200,000	3.18	04/03/2006	11,200,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1+/VMIG1)
14,320,000	3.18	04/06/2006	14,320,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
29,895,000	3.18	04/06/2006	29,895,000
Mecklenburg County VRDN COPS Series 2006 (Depfa Bank PLC SPA) (A-1+/VMIG1)(a)
46,810,000	3.15	04/06/2006	46,810,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2006-0012 Class A (Citibank N.A SPA) (A-1+)(a)
14,365,000	3.21	04/06/2006	14,365,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Tax-Exempt Trust Series 2005-3016 Class A (Citibank N.A. SPA) (A-1+)(a)
$8,600,000	3.21%	04/06/2006	$8,600,000
North Carolina Capital Facilities Finance Authority CP Duke University Series 2005 (A1/A2)
5,753,000	3.47	07/07/2006	5,753,000
North Carolina Capital Facilities VRDN RB Eagle Tax-Exempt Trust Series 2005-0060 Class A (Citibank N.A. SPA) (A-1+)(a)
15,600,000	3.21	04/06/2006	15,600,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for Duke University Health System Series 2005 C (SunTrust Bank SPA) (A-1+/VMIG1)
13,400,000	3.16	04/05/2006	13,400,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
24,500,000	3.18	04/05/2006	24,500,000
North Carolina Medical Care Community Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 A (Bank of America N.A. SPA) (A-1+/VMIG1)
6,000,000	3.16	04/05/2006	6,000,000
North Carolina Medical Care Community Hospital VRDN RB for Baptist Hospital Project Series 2000 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
33,445,000	3.19	04/06/2006	33,445,000
North Carolina State GO VRDN Certificates Series 2005-22 Class A (IXIS Municipal Products SPA) (A-1+)(b)
8,650,000	3.50	06/15/2006	8,650,000
North Carolina State GO VRDN Eagle Tax-Exempt Trust 2005-0021 Class A (Citibank N.A. SPA) (A-1+)(a)
30,000,000	3.21	04/06/2006	30,000,000
North Carolina State GO VRDN P-Floats-PT 2206 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
15,615,000	3.21	04/06/2006	15,615,000
North Carolina State GO VRDN P-Floats-PT 2207 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
8,555,000	3.21	04/06/2006	8,555,000
North Carolina State GO VRDN ROCS RR-II-R 496 Series 2005 (Citibank N.A. SPA) (A-1+)(a)
11,430,000	3.21	04/06/2006	11,430,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
16,100,000	3.17	04/05/2006	16,100,000
University of North Carolina CP Series 2006 B
6,614,000	3.18	04/05/2006	6,614,000
University of North Carolina for Chapel Hill Hospital VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
35,705,000	3.18	04/06/2006	35,705,000
University of North Carolina for Chapel Hill Hospital VRDN RB Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
7,400,000	3.17	04/03/2006	7,400,000
University of North Carolina VRDN RB Eagle Series 2006-0024 Class A (Citibank N.A. SPA) (A-1+)(a)
19,800,000	3.21	04/06/2006	19,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
$10,345,000	3.21%	04/06/2006	$10,345,000
Wake County GO VRDN for Public Improvements Series 2003 B (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
7,500,000	4.00	04/01/2006	7,500,521
Wake County GO VRDN Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
10,000,000	4.00	04/01/2006	10,000,694
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
17,000,000	4.00	04/01/2006	17,001,180
Wilmington GO VRDN Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
5,165,000	3.19	04/05/2006	5,165,000

			$451,819,395

Ohio — 1.3%
Cleveland-Cuyahoga County Port Authority Cultural Facilities VRDN RB for Museum of Art Project Series 2005 B (JP Morgan Chase & Co. SPA) (A-1+)
5,000,000	3.18	04/06/2006	5,000,000
Cleveland-Cuyahoga County Port Authority Cultural Facilities VRDN RB for Museum of Art Project Series 2005 D (JP Morgan Chase & Co. SPA) (A-1+)
10,300,000	3.18	04/06/2006	10,300,000
Franklin County VRDN RB for Trinity Health Credit Series 2000 F (JP Morgan Chase & Co. and Bayerische Landesbank SPA) (A-1+/VMIG1)
49,550,000	3.17	04/06/2006	49,550,000
Franklin County VRDN RB for Trinity Health Credit Series 2004 C-2 (FGIC) (JP Morgan Chase & Co. and U.S. Bank National SPA) (A-1+/VMIG1)
5,100,000	3.20	04/05/2006	5,100,000
Ohio State GO VRDN P-Floats-PT 2137 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
11,155,000	3.20	04/06/2006	11,155,000
Ohio State GO VRDN Series 2002-603 (FSA) (Morgan Stanley SPA) (A-1)(a)
5,000,000	3.20	04/06/2006	5,000,000
Ohio State GO VRDN Series 2005 A (A-1+/VMIG1)
19,490,000	3.17	04/05/2006	19,490,000
Ohio State PCRB VRDN Refunding for Sohio Air Project Series 1995 (A-1+/P-1)
7,000,000	3.16	04/03/2006	7,000,000

			$112,595,000

Oklahoma — 0.6%
Payne County Economic Development Authority Student Housing VRDN RB for Osuf Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)
47,760,000	3.19	04/06/2006	47,760,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Oregon — 0.5%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health Systems Series 2003 (A-1+/VMIG1)
$4,800,000	3.18%	04/05/2006	$4,800,000
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
39,300,000	3.17	04/05/2006	39,300,000

			$44,100,000

Pennsylvania — 3.5%
ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2004-9 (AMBAC) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
8,000,000	3.21	04/06/2006	8,000,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 B (National Australia Bank LOC) (A-1+/VMIG1)
15,800,000	3.18	04/05/2006	15,800,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 C (National Australia Bank LOC) (A-1+/VMIG1)
11,200,000	3.18	04/05/2006	11,200,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 D (National Australia Bank LOC) (A-1+/VMIG1)
15,350,000	3.18	04/05/2006	15,350,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1986 (National Australia Bank LOC) (A-1+/VMIG1)
18,940,000	3.18	04/05/2006	18,940,000
Geisinger Authority Health Systems VRDN RB Series 2002 (Fleet National Bank SPA) (A-1+/VMIG1)
7,500,000	3.16	04/03/2006	7,500,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Project Series 1999 (AMBAC) (PNC Bank N.A. SPA) (A-1/VMIG1)
3,325,000	3.18	04/05/2006	3,325,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Project Series 2005 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)
11,525,000	3.18	04/05/2006	11,525,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 2001 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)
27,365,000	3.18	04/05/2006	27,365,000
Pennsylvania Economic Development Finance Authority Health System VRDN RB for Jefferson Health System Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
7,725,000	3.17	04/05/2006	7,725,000
Pennsylvania Intergovernmental Cooperative Authority VRDN Special Tax Revenue Refunding for Philadelphia Funding Series 2003 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
56,920,000	3.19	04/06/2006	56,920,000
Pennsylvania Turnpike Commission VRDN RB Eagle Series 2004-0029 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
8,430,000	3.21	04/06/2006	8,430,000
Pennsylvania Turnpike Commission VRDN RB Refunding Series 2005 D (FSA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
8,000,000	3.17	04/06/2006	8,000,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
28,850,000	3.22	04/05/2006	28,850,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania (continued)
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-3 (Bayerische Landesbank SPA) (A-1+/VMIG1)
$2,000,000	3.22%	04/05/2006	$2,000,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
22,225,000	3.17	04/06/2006	22,225,000
St. Mary’s Hospital Authority VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
36,600,000	3.17	04/05/2006	36,600,000
Washington County Authority VRDN RB for University of Pennsylvania Series 2004 (A-1+/VMIG1)
6,000,000	3.17	04/06/2006	6,000,000

			$295,755,000

Rhode Island(a) — 0.1%

Rhode Island Clean Water Protection Finance Agency VRDN PCRB P-Floats-PT 1403 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)
5,135,000	3.21	04/06/2006	5,135,000

South Carolina — 1.6%
Berkeley County Water and Sewer VRDN RB Refunding Series 2006 A (XCLA) (Bank of America N.A. SPA) (A-1+)
12,000,000	3.18	04/06/2006	12,000,000
Charleston County School District GO TANS Series 2005 (SCSDE) (MIG1)
22,000,000	3.75	04/13/2006	22,003,757
Charleston Waterworks & Sewer VRDN RB Refunding for Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
9,000,000	3.18	04/06/2006	9,000,000
South Carolina GO VRDN ROCS RR-II-R 337 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
5,000,000	3.21	04/06/2006	5,000,000
South Carolina Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 2004-0017 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
10,000,000	3.21	04/06/2006	10,000,000
South Carolina Public Service Authority VRDN RB Merlots Series 2004 B06 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)(a)
19,692,500	3.21	04/05/2006	19,692,500
South Carolina Public Service Authority VRDN RB P-Floats-PT 1877 Series 2003 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,915,000	3.21	04/06/2006	5,915,000
South Carolina Public Service Authority VRDN RB ROCS RR-II-R 6007 (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
4,545,000	3.21	04/06/2006	4,545,000
South Carolina State VRDN P-Floats-PT 1225 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(a)
13,610,000	3.19	04/06/2006	13,610,000
South Carolina Transportation Infrastructure Bank VRDN RB P-Floats-PT 2304 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
12,775,000	3.21	04/06/2006	12,775,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

South Carolina (continued)
South Carolina VRDN RB Transportation Infrastructure Bank Eagle Tax-Exempt Trust Series 2001-4001 Class A (MBIA) (Citibank N.A. SPA)(a)
$7,000,000	3.21%	04/06/2006	$7,000,000
University of South Carolina VRDN RB P-Floats-PT 2309 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA)(a)
5,715,000	3.21	04/06/2006	5,715,000
Western Carolina Regional Sewer Authority Sewer Systems VRDN RB Certificates Series 2005-29 Class A (FSA) (IXIS Municipal Products SPA) (A-1+)(b)
7,590,000	3.50	04/06/2006	7,590,000

			$134,846,257

Tennessee — 2.4%
Blount County Public Building Authority VRDN RB for Public Improvement Series 2005 D 3A (Depfa Bank PLC SPA) (A-1+/VMIG1)
6,000,000	3.18	04/03/2006	6,000,000
Chattanooga Health Educational & Housing Facilities Board VRDN RB Refunding for Catholic Health Series 2004 C (A-1+/VMIG1)
19,160,000	3.17	04/05/2006	19,160,000
Memphis Electric System VRDN RB Series 2005-1031 (MBIA) (Morgan Stanley SPA) (VMIG1)(a)
5,600,000	3.20	04/06/2006	5,600,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA)
7,000,000	3.19	04/06/2006	7,000,000
10,750,000	3.22	04/06/2006	10,750,000
30,000,000	3.14	05/05/2006	30,000,000
Memphis GO VRDN Certificates Series 2005-7 Class A (MBIA) (IXIS Municipals Products SPA) (A-1+)(a)
5,750,000	3.21	04/06/2006	5,750,000
Memphis GO VRDN Series 2005-1018 (MBIA) (Morgan Stanley SPA) (F1+)(b)
11,207,500	3.45	06/01/2006	11,207,500
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Ascension Health Credit Series 2001 B-2 (A-1+/VMIG1)
8,500,000	3.40	01/03/2007	8,500,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
30,915,000	3.15	04/06/2006	30,915,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/VMIG1)
28,225,000	3.15	04/06/2006	28,225,000
Sevier County Public Building Authority VRDN RB for Local Government Public Improvement Series 1999 III-F (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
23,665,000	3.19	04/06/2006	23,665,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Tennessee (continued)
Shelby County COPS Eagle Tax-Exempt Trust Series 2001-4202 Class A (Citibank N.A. SPA)(a)
$17,000,000	3.21%	04/06/2006	$17,000,000

			$203,772,500

Texas — 15.6%
Alamo Heights Independant School District GO VRDN for Putters Series 2005-980 (PSF-GTD) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
9,065,000	3.21	04/06/2006	9,065,000
Amarillo Independent School District P-Floats-PT-3232 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,985,000	3.21	04/06/2006	5,985,000
City of Dallas Water Utilities CP Series 2006 B (Bank of America N.A. SPA)
6,000,000	3.15	05/11/2006	6,000,000
City of Dallas Water Utilities CP Series 2006 B (Bank of America N.A. SPA)
14,000,000	3.25	05/11/2006	14,000,000
City of Garland CP Series 2006 (Depfa Bank PLC SPA)
9,000,000	3.25	04/05/2006	9,000,000
City of Houston CP Notes Series 2006 F (Dexia Credit Local and Landesbank Hessen-Thueringen SPA)
7,300,000	3.15	05/23/2006	7,300,000
City of Houston CP Series D (Bank of America N.A. SPA)
8,000,000	3.15	04/12/2006	8,000,000
15,300,000	3.15	05/24/2006	15,300,000
City of Houston CP Series D (Depfa Bank PLC SPA)
8,000,000	3.15	05/23/2006	8,000,000
5,000,000	3.22	06/07/2006	5,000,000
53,000,000	3.20	06/08/2006	53,000,000
City of Houston CP Series F (Depfa Bank PLC SPA)
6,000,000	3.31	05/05/2006	6,000,000
10,000,000	3.30	05/18/2006	10,000,000
5,000,000	3.22	06/09/2006	5,000,000
City of Houston GO VRDN Putters Series 2005-1222 (AMBAC) (JP Morgan Chase & Co. SPA) (F1+)(a)
5,360,000	3.21	04/06/2006	5,360,000
Collin County GO VRDN Spears Series 2005 DB-177 (Deutsche Bank AG SPA) (A-1+)(a)
4,800,000	3.21	04/06/2006	4,800,000
Cypress Fairbanks Independent School District GO VRDN P-Floats-PT 2283 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
9,785,000	3.21	04/06/2006	9,785,000
Cypress Fairbanks Independent School District GO VRDN P-Floats-PT 2511 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
10,320,000	3.21	04/06/2006	10,320,000
Cypress Fairbanks Independent School District VRDN RB Merlots Series 2004 C-16 (PSF-GTD) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,490,000	3.21	04/05/2006	4,490,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Dallas Area Rapid Transit CP Series 2006 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA)
$30,000,000	3.18%	05/11/2006	$30,000,000
Dallas Area Rapid Transit VRDN RB P-Floats-PT 1503 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,405,000	3.21	04/06/2006	5,405,000
Dallas County Community College District GO VRDN P-Floats-PT 2370 Series 2004 (Merrill Lynch Capital Services SPA ) (F1+)(a)
8,530,000	3.20	04/06/2006	8,530,000
Dallas County GO VRDN P-Floats-PT 2764 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
9,330,000	3.21	04/06/2006	9,330,000
Dallas GO VRDN P-Floats-PT 2447 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
8,880,000	3.21	04/06/2006	8,880,000
Dallas GO VRDN P-Floats-PT 2745 Series 2005 (Merrill Lynch Capital Services SPA) (A-1+)(a)
8,195,000	3.21	04/06/2006	8,195,000
Dallas Independent School District GO VRDN ROCS RR-II-R 6038 Series 2004 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
6,140,000	3.21	04/06/2006	6,140,000
Dallas Independent School District P-Floats-PT 1909 Series 2003 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,595,000	3.21	04/06/2006	5,595,000
El Paso Water & Sewer VRDN RB ROCS II-R-2163 Series 2005 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(a)
6,185,000	3.21	04/06/2006	6,185,000
Fort Bend Independent School District GO VRDN ROCS II-R-2141 Series 2004 (PSF-GTD) (Citigroup Global Markets SPA) (A-1+)(a)
8,375,000	3.21	04/06/2006	8,375,000
Harlingen Independent School District VRDN Spears Series 2005 DB-143 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)(a)
5,595,000	3.21	04/06/2006	5,595,000
Harris County Health Facilities Development Corp. VRDN RB Series 2000-357 (MBIA) (Morgan Stanley SPA) (VMIG1)(a)
5,392,500	3.20	04/06/2006	5,392,500
Harris County Health Facilities Development VRDN RB Refunding for St. Luke’s Episcopal Hospital Series 2001 B (JP Morgan Chase & Co., Bayerische Landesbank, Bank of America N.A., Northern Trust Company and St. Luke’s Episcopal SPA) (A-1+)

4,700,000	3.17	04/03/2006	4,700,000
Harris County Health Facilities Development VRDN RB Refunding for The Methodist Health System Series 2005 B (A-1+)
160,890,000	3.17	04/03/2006	160,890,000
Harris County Metropolitain Transit Authority CP Series 2006 (Depfa Bank PLC LOC)
5,000,000	3.22	06/06/2006	5,000,000
Harris County Municipal Securities Trust Receipts Series 2004 SGB-52-A (FGIC) (Societe Generale SPA) (A-1+)(a)
11,960,000	3.21	04/06/2006	11,960,000
Harris County VRDN RB Putters Series 2005-1172-Z (FSA) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
11,675,000	3.21	04/06/2006	11,675,000
Houston Airport System CP Series 2005 (Dexia Credit Local LOC)
16,000,000	3.15	05/08/2006	16,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Houston GO VRDN P-Floats-PT 2233 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
$15,885,000	3.21%	04/06/2006	$15,885,000
Houston GO VRDN Putters Series 2005-1151 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
12,600,000	3.21	04/06/2006	12,600,000
Houston GO VRDN ROCS II-R-1048 Series 2004 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(a)
10,195,000	3.21	04/06/2006	10,195,000
Houston GO VRDN ROCS II-R-4062 Series 2004 (Citigroup Global Markets SPA) (A-1+)(a)
5,290,000	3.21	04/06/2006	5,290,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2006 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
17,000,000	3.23	04/05/2006	17,000,000
Houston Independent School District GO VRDN P-Floats-PT 2824 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(a)
16,545,000	3.21	04/06/2006	16,545,000
Houston Independent School District Spears DB-169 Series 2005 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(b)
7,885,000	3.50	04/06/2006	7,885,000
Houston Independent School District Spears DB-169 Series 2005 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)(a)
3,990,000	3.21	04/06/2006	3,990,000
Houston Utilities System VRDN RB Merlots Series 2004 C-13 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
7,675,000	3.21	04/05/2006	7,675,000
Houston Utilities System VRDN RB Merlots Series 2004 C-17 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
8,990,000	3.21	04/05/2006	8,990,000
Houston Utilities System VRDN RB Putters Series 2005-1076 (MBIA) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
4,995,000	3.21	04/06/2006	4,995,000
Houston Utilities Systems Revenue VRDN RB Merlots Series 2004 B-17 (FGIC and MBIA) (Wachovia Bank N.A. SPA) (A-1+)(a)
12,150,000	3.21	04/05/2006	12,150,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemberg and Westdeutsche Landesbank AG SPA)
12,000,000	3.20	05/11/2006	12,000,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemburg and Westdeutsche Landesbank AG SPA)
16,000,000	3.15	05/10/2006	16,000,000
Keller Independent School District GO VRDN P-Floats-PT 2280 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
6,340,000	3.21	04/06/2006	6,340,000
Klein Independent School District GO VRDN P-Floats-PT 3371 Series 2006 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,225,000	3.21	04/06/2006	3,225,000
Lower Colorado River Authority CP (Westdeutsche Landesbank/ J.P. Morgan Chase & Co./ State Street Corp. LOC)
9,000,000	3.13	04/06/2006	9,000,000
Mansfield Independent School District GO VRDN Merlots Series 2004-B11 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
10,580,000	3.21	04/05/2006	10,580,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Mansfield Independent School District GO VRDN P-Floats-PT 2401 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
$5,190,000	3.21%	04/06/2006	$5,190,000
Mansfield Independent School District GO VRDN ROCS RR-II-R 2172 Series 2005 (PSF-GTD) (Citigroup Global Markets SPA) (VMIG1)(b)
5,620,000	3.43	04/06/2006	5,620,000
North East Independent School District GO VRDN Putters Series 2004-393 (PSF-GTD) (JP Morgan Chase & Co. SPA) (VMIG1)(b)
19,355,000	3.51	04/06/2006	19,355,000
North Texas Tollway Authority VRDN RB Dallas North Tollway Systems Series 2003 SG-167 (AMBAC) (Societe Generale SPA) (A-1+)(a)
8,975,000	3.21	04/06/2006	8,975,000
Northside Independent School District GO VRDN Series 1099 (PSF-GTD) (Morgan Stanley SPA) (F1+)(a)
4,017,500	3.20	04/06/2006	4,017,500
Pflugerville Independent School District GO VRDN P-Floats-PT 2829 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
6,425,000	3.21	04/06/2006	6,425,000
Pflugerville Independent School District GO VRDN Series 2005-1058 (PSF-GTD) (Morgan Stanley SPA) (VMIG1)(b)
7,957,000	3.45	04/06/2006	7,957,000
Round Rock Independent School District GO VRDN P-Floats-PT 2859 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,410,000	3.21	04/06/2006	5,410,000
San Antonio Electric & Gas Systems CP Series 2006 (Bank of America N.A./State Street Corp. SPA)
6,700,000	3.23	04/06/2006	6,700,000
San Antonio Electric & Gas Systems CP Series A (Bank of America N.A./State Street Corp. SPA)
11,000,000	3.12	05/11/2006	11,000,000
San Antonio Electric & Gas Systems VRDN RB Certificates Series 2005-112 (BNP Paribas LOC) (VMIG1)(a)
7,000,000	3.21	04/06/2006	7,000,000
San Antonio Electric & Gas Systems VRDN RB Series 1997 SG-104 (Societe Generale SPA) (A-1+)(a)
19,170,000	3.21	04/06/2006	19,170,000
San Antonio GO VRDN P-Floats-PT 2695 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,075,000	3.21	04/06/2006	11,075,000
San Antonio GO VRDN P-Floats-PT 2696 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,005,000	3.21	04/06/2006	11,005,000
San Antonio GO VRDN Stars Certificates Series 2005-117 (BNP Paribas SPA) (VMIG1)(a)
11,745,000	3.21	04/06/2006	11,745,000
San Antonio Water Revenue VRDN Merlots Series 2000 VV (Wachovia Bank N.A. SPA) (VMIG1)(a)
17,420,000	3.21	04/05/2006	17,420,000
San Antonio Water System CP (Bank of America N.A. SPA)
25,700,000	3.18	04/06/2006	25,700,000
13,000,000	3.15	05/24/2006	13,000,000
San Antonio Water System VRDN RB Eagle Tax-Exempt Trust Series 2005-3005 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
46,055,000	3.21	04/06/2006	46,055,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
San Antonio Water System VRDN RB ROCS II-R-4064 Series 2004 (FGIC) (Citigroup Global Markets SPA) (A-1+)(a)
$5,370,000	3.21%	04/06/2006	$5,370,000
South Texas Community College District VRDN P-Floats-PT 1415 Series 2002 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
6,525,000	3.21	04/06/2006	6,525,000
Texas A & M University VRDN RB P-Floats-PT 2926 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
9,155,000	3.21	04/06/2006	9,155,000
Texas A & M University VRDN RB Putters Series 2005-945 (JP Morgan Chase & Co. SPA) (A-1+)(b)
5,450,000	3.60	04/06/2006	5,450,000
Texas State GO TRANS Series 2005 (SP-1+/MIG1)
168,235,000	4.50	08/31/2006	169,193,023
Texas State GO VRDN Municipal Securties Trust Receipts SGB 58 Series 2005 A (Societe Generale SPA) (A-1+)(a)
5,800,000	3.21	04/06/2006	5,800,000
Texas State GO VRDN P-Floats-PT 2868 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
8,455,000	3.21	04/06/2006	8,455,000
Texas State GO VRDN Putters Series 2006-1215 (JP Morgan Chase & Co. SPA) (F1+)(a)
4,475,000	3.21	04/06/2006	4,475,000
Texas State GO VRDN ROCS RR-II-R 378 Series 2005 (Citibank N.A. SPA) (VMIG1)(b)
8,020,000	3.50	04/06/2006	8,020,000
Texas State Public Finance Authority CP Series 2002
15,700,000	3.21	04/06/2006	15,700,000
9,535,000	3.20	06/07/2006	9,535,000
4,800,000	3.20	06/08/2006	4,800,000
Texas State Public Finance Authority CP Series 2003 C
6,500,000	3.37	06/05/2006	6,500,000
8,600,000	3.20	06/07/2006	8,600,000
Texas State University System Financing VRDN RB P-Floats-PT 2441 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,210,000	3.21	04/06/2006	5,210,000
Texas Tech University VRDN RB ROCS RR-II-R 2195 Series 2005 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(a)
6,845,000	3.21	04/06/2006	6,845,000
Texas Water Development Board VRDN RB P-Floats-PT 2183 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,705,000	3.19	04/06/2006	11,705,000
Texas Water Development Board VRDN RB Refunding for State Revolving Fund Subseries 2005 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
8,830,000	3.13	04/03/2006	8,830,000
University of Texas CP Series 2005
5,000,000	3.38	06/07/2006	5,000,000
University of Texas Permanent University Fund VRDN RB for Municipal Trust Receipts (Societe Generale SPA) (A-1+)(a)
6,690,000	3.21	04/06/2006	6,690,000
University of Texas Permanent University Fund VRDN RB P-Floats-PT 2423 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
8,520,000	3.19	04/06/2006	8,520,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
University of Texas Permanent University Fund VRDN RB P-Floats-PT 2642 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
$5,170,000	3.19%	04/06/2006	$5,170,000
West Calhoun County Development Corp. VRDN RB for Sohio Chemical Corp. (A-1+)
28,300,000	3.18	04/03/2006	28,300,000
West University Place GO VRDN Spears Series 2005 DB-151 (FGIC) (Deutsche Bank AG SPA) (A-1+)(a)
10,330,000	3.21	04/06/2006	10,330,000
Williamson County GO VRDN P-Floats-PT 2627 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,600,000	3.21	04/06/2006	5,600,000
Williamson County GO VRDN Stars Certificates Series 2005-114 (MBIA) (BNP Paribas SPA) (VMIG1)(a)
6,640,000	3.21	04/06/2006	6,640,000

			$1,313,835,023

Utah — 4.3%
Carbon County VRDN PCRB Refunding for Pacificorp. Projects Series 1994 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1/VMIG1)
9,365,000	3.14	04/03/2006	9,365,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
27,410,000	3.16	04/05/2006	27,410,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,185,000	3.16	04/05/2006	14,185,000
Central Water Conservancy District GO VRDN Refunding Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
14,775,000	3.16	04/05/2006	14,775,000
Central Water Conservancy District GO VRDN Refunding Series 2004 C (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
32,400,000	3.16	04/05/2006	32,400,000
Central Water Conservancy District GO VRDN Series 2004 B (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
10,000,000	3.16	04/05/2006	10,000,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 A (A-1+)
50,800,000	3.22	04/06/2006	50,800,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+)
32,600,000	3.22	04/06/2006	32,600,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+)
4,200,000	3.18	04/03/2006	4,200,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D (A-1+)
11,275,000	3.18	04/03/2006	11,275,000
Salt Lake County VRDN RB Sales Tax P-Floats-PT 2902 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
7,975,000	3.21	04/06/2006	7,975,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
35,800,000	3.17	04/06/2006	35,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Utah (continued)
Utah State GO VRDN P-Floats-PT 429 Series 2000 (Depfa Bank PLC SPA) (A-1+)(b)
$14,715,000	2.95%	04/05/2006	$14,715,000
Utah Transit Authority Sales Tax Revenue VRDN RB P-Floats-PT 3087 Series 2005 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
7,305,000	3.21	04/06/2006	7,305,000
Utah Transit Authority Sales Tax Revenue VRDN RB Series 2005-1213 (FSA) (Morgan Stanley SPA) (VMIG1)(a)
5,035,000	3.20	04/06/2006	5,035,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-11 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
8,400,000	3.21	04/05/2006	8,400,000
Utah Water Finance Agency VRDN RB for Tender Option Series 2006 A-15 (AMBAC) (JP Morgan Chase & Co. SPA)) (VMIG1)
5,000,000	3.20	04/05/2006	5,000,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-12 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
6,000,000	3.20	04/05/2006	6,000,000
Utah Water Finance Agency VRDN RB Series 2002 A-1 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
8,070,000	3.20	04/05/2006	8,070,000
Utah Water Finance Agency VRDN RB Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
10,000,000	3.21	04/05/2006	10,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
11,600,000	3.18	04/03/2006	11,600,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
36,300,000	3.18	04/03/2006	36,300,000

			$363,210,000

Virginia — 0.6%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (University of Virginia) Series 2005-48 (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
6,500,000	3.20	04/06/2006	6,500,000
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1+)(a)
12,200,000	3.21	04/06/2006	12,200,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (SunTrust Bank SPA) (VMIG1)
3,000,000	3.18	04/05/2006	3,000,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (SunTrust Bank SPA) (VMIG1)
12,000,000	3.18	04/05/2006	12,000,000
Virginia State Public School Authority VRDB RB Certificates Series 2005-26 Class A (IXIS Municipal Products SPA) (A-1+)(b)
9,980,000	3.50	04/06/2006	9,980,000
Virginia State Resources Authority Clean Water VRDN RB Series 2005-15 Class A (IXIS Municipal Products SPA) (A-1+)(a)
9,315,000	3.19	04/06/2006	9,315,000

			$52,995,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington — 5.1%
Eclipse Funding Trust GO VRDN for Washington Solar Eclipse Series 2006-13 (AMBAC) (US Bank N.A. SPA) (F1+)(a)
$8,660,000	3.20%	04/10/2006	$8,660,000
Eclipse Funding Trust VRDN RB for Seattle Water Systems Series 2006-2 (MBIA) (US Bank N.A. SPA) (VMIG1)(a)
6,700,000	3.20	04/10/2006	6,700,000
Energy Northwest Electric VRDN RB Merlots Series 2003-A04 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
8,700,000	3.21	04/05/2006	8,700,000
Energy Northwest Electric VRDN RB Refunding for Project No. 3 Series 2003 E (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
30,000,000	3.22	04/05/2006	30,000,000
Grant County Public Utility District VRDN Eagle Tax-Exempt Trust Series 2001-4702 Class A (FSA) (Citibank N.A. SPA)(a)
8,810,000	3.21	04/06/2006	8,810,000
King & Snohomish Counties Washington School District #417 Northshore GO VRDN P-Floats-PT 1445 Series 2002 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,175,000	3.21	04/06/2006	5,175,000
King County GO VRDN P-Floats-PT 2703 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
9,510,000	3.21	04/06/2006	9,510,000
King County GO VRDN Series 2005-1242 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
6,630,000	3.20	04/06/2006	6,630,000
King County School District No. 401 Highline Public Schools GO VRDN P-Floats-PT 1423 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
11,070,000	3.21	04/06/2006	11,070,000
King County Sewer VRDN RB Bruts Series 2000 E (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
9,525,000	3.21	04/05/2006	9,525,000
King County Sewer VRDN RB Eagle Tax-Exempt Trust Series 2005-0019 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
10,890,000	3.21	04/06/2006	10,890,000
King County Sewer VRDN RB Merlots Series 2004 C 30 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
7,505,000	3.21	04/05/2006	7,505,000
King County Water & Sewer Systems CP Series 2005 A (Bayerische Landesbank SPA)
26,000,000	3.15	05/24/2006	26,000,000
12,700,000	3.20	06/08/2006	12,700,000
Port Seattle VRDN RB Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1)(a)
20,327,500	3.20	04/06/2006	20,327,500
Seattle Water Systems VRDN RB Eagle Tax-Exempt Trust Series 2005-0016 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
12,530,000	3.21	04/06/2006	12,530,000
Seattle Water Systems VRDN RB Spears Series 2006-191 DB (MBIA) (Deutsche Bank A.G. SPA) (A-1+)(a)
6,800,000	3.21	04/06/2006	6,800,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
13,860,000	3.21	04/05/2006	13,860,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Washington State COPS Eagle Tax-Exempt Trust Series 2000 Class A (Citibank N.A. SPA)(a)
$12,000,000	3.21%	04/06/2006	$12,000,000
Washington State Eagle Tax-Exempt Trust Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
10,290,000	3.21	04/06/2006	10,290,000
Washington State Eagle Tax-Exempt Trust Series 2002-4703 Class A (MBIA) (Citibank N.A. SPA)(a)
8,915,000	3.21	04/06/2006	8,915,000
Washington State GO Eagle Tax-Exempt Trust Series 1996C-4704 Class A (Citibank N.A. SPA)(a)
8,525,000	3.21	04/06/2006	8,525,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 1998-4702 Class A (Citibank N.A. SPA)(a)
6,500,000	3.21	04/06/2006	6,500,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 2002-4701 Class A (FSA) (Citibank N.A. SPA)(a)
10,060,000	3.21	04/06/2006	10,060,000
Washington State GO VRDN Floaters Series 2005-1161 (AMBAC) (Morgan Stanley SPA) (A-1)(b)
10,000,000	3.45	06/01/2006	10,000,000
Washington State GO VRDN Merlots Series 2002 A-57 (MBIA) (Bank of New York SPA) (VMIG1)(a)
20,360,000	3.21	04/05/2006	20,360,000
Washington State GO VRDN Merlots Series 2002 A-65 (Wachovia Bank N.A. SPA) (VMIG1)(a)
7,550,000	3.21	04/05/2006	7,550,000
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
18,190,000	3.21	04/05/2006	18,190,000
Washington State GO VRDN Merlots Series 2004 A-07 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,705,000	3.21	04/05/2006	5,705,000
Washington State GO VRDN Merlots Series 2004 B-22 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
8,760,000	3.21	04/05/2006	8,760,000
Washington State GO VRDN Merlots Series 2004 C-10 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
8,400,000	3.21	04/05/2006	8,400,000
Washington State GO VRDN P-Floats-PT 1111 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
2,490,000	3.22	04/06/2006	2,490,000
Washington State GO VRDN P-Floats-PT 2093 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,940,000	3.21	04/06/2006	8,940,000
Washington State GO VRDN P-Floats-PT 2600 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,495,000	3.21	04/06/2006	6,495,000
Washington State GO VRDN P-Floats-PT 433 Series 2000 (Depfa Bank PLC SPA) (A-1+)(a)
9,760,000	3.21	04/06/2006	9,760,000
Washington State GO VRDN Putters Series 2005-1199 (FSA) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
7,245,000	3.21	04/06/2006	7,245,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Initiatives Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$21,600,000	3.22%	04/05/2006	$21,600,000
Washington State Public Power Supply System Nuclear Project No. 1 VRDN Refunding Series 1993 1A-2 (Bank of America LOC) (A-1+)
19,920,000	3.17	04/05/2006	19,920,000

			$427,097,500

West Virginia — 0.1%

Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 2005 (A-1+/P-1)
10,300,000	3.18	04/03/2006	10,300,000

Wisconsin — 1.5%
Milwaukee GO VRDN for Corporate Purposes Series 2005 V8 (State Street Corp. SPA) (A-1+)
7,000,000	3.20	04/05/2006	7,000,000
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA) (F1+)(a)
11,630,000	3.20	04/06/2006	11,630,000
Wisconsin State GO VRDN P-Floats-PT 1507 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,805,000	3.21	04/06/2006	5,805,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Aurora Health Care, Inc. Series 1999 C (KBC Bank N.V. and Bank of Nova Scotia LOC) (A-1)
19,525,000	3.19	04/06/2006	19,525,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
77,185,000	3.21	04/06/2006	77,185,000
Wisconsin State Transportation Board VRDN RB Eagle Tax-Exempt Trust Series 2000-4901 Class A (Citibank N.A. SPA)(a)
7,615,000	3.21	04/06/2006	7,615,000

			$128,760,000

Total Investments — 99.0%			$8,322,748,705

The percentage shown for each category reflects the value of the investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2006, these securities amounted to $3,496,030,000 or approximately 43.0% of net assets.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2006, these securities amounted to $209,205,500 or approximately 2.5% of net assets.

(c) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are obtained from Standard & Poor’s / Moody’s Investor Service / Fitch. A description of the ratings is available in the Fund’s Statement of Additional Investment Information.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co. -
Transferable Custodial Receipts
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance - Insured
Bond Certificates
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Forward Commitment Transactions — The Fund may enter into forward commitments. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Fund is required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet their obligations with respect to the terms of the transaction.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date May 30, 2006

* Print the name and title of each signing officer under his or her signature.